As filed with the Securities and Exchange Commission on February 29, 2008


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21649

                          INSTITUTIONAL LIQUIDITY TRUST
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                          Institutional Liquidity Trust
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                 Kirkpatrick & Lockhart Preston Gates Ellis LLP
                               1601 K Street, N.W.
                           Washington, D.C. 20006-1600
                   (Names and addresses of agents for service)

Date of fiscal year end: March 31, 2008

Date of reporting period: December 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on From N-5 (ss. 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act") (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

                                                                                                       DECEMBER 31, 2007

SCHEDULE OF INVESTMENTS Government Master Series
------------------------------------------------
(UNAUDITED)



PRINCIPAL
AMOUNT                                                                               RATINGS                    VALUE(tt)
($000's omitted)                                                                Moody's       S&P      ($000's omitted)
U.S. GOVERNMENT AGENCY SECURITIES (45.5%)
          56  Fannie Mae, Bonds, 3.25%, due 1/15/08                             AGY           AGY                 56
     178,205  Fannie Mae, Disc. Notes, 4.14% - 5.11%, due
              1/2/08 - 5/30/08                                                  AGY           AGY            177,069
      42,375  Fannie Mae, Notes, 3.25% & 5.00%, due 7/25/08 &
              8/15/08                                                           AGY           AGY             42,228
         226  Federal Farm Credit Bank, Disc. Notes, 5.05% &
              5.11%, due 1/4/08 & 2/1/08                                        AGY           AGY                226
      73,660  Federal Farm Credit Bank, Floating Rate Bonds,
              4.31% - 4.94%, due 1/18/08 - 1/29/08                              AGY           AGY             73,659(u)
      89,160  Federal Home Loan Bank, Bonds, 2.75% - 5.25%,
              due 2/8/08 - 12/4/08                                              AGY           AGY             89,137
     115,220  Federal Home Loan Bank, Disc. Notes, 4.00% -
              4.96%, due 1/22/08 - 7/21/08                                      AGY           AGY            114,196
      70,000  Federal Home Loan Bank, Floating Rate Bonds,
              3.57% - 5.08%, due 1/2/08 - 3/18/08                               AGY           AGY             70,003(u)
     201,000  Federal Home Loan Bank, Floating Rate Notes,
              3.56% - 5.07%, due 1/2/08 - 3/24/08                               AGY           AGY            200,993(u)
      83,378  Freddie Mac, Disc. Notes, 4.20% - 5.14%,
              due 1/7/08 - 9/15/08                                              AGY           AGY             82,921
      45,000  Freddie Mac, Floating Rate Notes, 4.72% & 4.73%,
              due 1/26/08 & 3/22/08                                             AGY           AGY             44,994(u)
      27,090  Freddie Mac, Notes, 2.85% - 4.70%, due 4/23/08 -
              1/16/09                                                           AGY           AGY             27,082
              TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                                        922,564

REPURCHASE AGREEMENTS (54.3%)
      49,750  Bank of America Repurchase Agreement, 4.40%, due
              1/2/08, dated 12/31/07, Maturity Value $49,762,161,
              Collateralized by $69,784,141, Fannie Mae, 5.00%,
              due 3/1/35 (Collateral Value $50,745,000)                                                       49,750
     300,000  Barclays Capital Repurchase Agreement, 4.40%, due
              1/2/08, dated 12/31/07, Maturity Value $300,073,333,
              Collateralized by $239,004,723, Fannie Mae, 4.94%-
              6.50%, due 7/1/35 - 11/1/37 and $105,414,394,
              Freddie Mac, 6.00% & 6.03%, due 3/1/37 & 9/1/37
              (Collateral Value $306,000,000)                                                                300,000
     250,000  Credit Suisse Repurchase Agreement, 4.50%, due
              1/2/08, dated 12/31/07, Maturity Value $250,062,500,
              Collateralized by $190,564,000, Freddie Mac, 0.00%
              - 6.00%, due 4/22/10 - 9/8/28 and $97,773,000,
              Fannie Mae, 0.00% - 6.01%, due 6/27/08 - 6/21/27
              (Collateral Value $255,002,080)                                                                250,000
     100,600  Goldman Sachs Repurchase Agreement, 4.65%, due
              1/2/08, dated 12/31/07, Maturity Value $100,625,988,
              Collateralized by $813,083,589, Fannie Mae, 1.19% -
              8.10%, due 12/25/31 - 6/25/37, and $170,833,862,
              Freddie Mac, 0.00% - 6.50%, due 10/15/31 - 7/15/36
              (Collateral Value $102,612,000)                                                                100,600
     400,000  Merrill Lynch Repurchase Agreement, 4.50%, due
              1/2/08, dated 12/31/07, Maturity Value $400,100,000,
              Collateralized by $924,465,509, Fannie Mae, 4.50% -
              6.00%, due 9/1/20 - 11/1/33 (Collateral Value
              $408,000,506)                                                                                   400,000
              TOTAL REPURCHASE AGREEMENTS                                                                   1,100,350

See Notes to Schedule of Investments


                                                                                         DECEMBER 31, 2007

SCHEDULE OF INVESTMENTS Government Master Series cont'd
-------------------------------------------------------
(UNAUDITED)


              TOTAL INVESTMENTS (99.8%)                                                        2,022,914

              Cash, receivables and other assets, less liabilities (0.2%)                          3,186

              TOTAL NET ASSETS (100.0%)                                                       $2,026,100







See Notes to Schedule of Investments



                                                                                                DECEMBER 31, 2007


SCHEDULE OF INVESTMENTS Government Reserves Master Series
---------------------------------------------------------
(UNAUDITED)



PRINCIPAL AMOUNT                                                                RATING                   VALUE(tt)
($000's omitted)                                                             Moody's     S&P   ($000's omitted)
U.S. Government Agency Securities (99.7%)
         735  Federal Farm Credit Bank, Disc. Notes, 4.40%
              - 5.00%, due 1/4/08 - 1/29/08                                  AGY         AGY                  733
      33,100  Federal Farm Credit Bank, Floating Rate Bonds,
              4.31% - 5.10%, due 1/2/08 - 1/26/08                            AGY         AGY               33,099(u)
      55,565  Federal Home Loan Bank, Bonds, 3.40% - 5.50%,
              due 1/18/08 - 12/4/08                                          AGY         AGY               55,585
     353,773  Federal Home Loan Bank, Disc. Notes, 3.10% -
              5.05%, due 1/2/08 - 7/21/08                                    AGY         AGY              352,616
     140,150  Federal Home Loan Bank, Floating Rate Bonds,
              4.11% - 5.08%, due 1/2/08 - 3/24/08                            AGY         AGY              140,171(u)
       2,500  Federal Home Loan Bank, Senior Unsecured Notes,
              3.88%, due 8/22/08                                             AGY         AGY                2,487
       5,000  Tennessee Valley Au., Bonds, 5.38%, due 11/13/08               AGY         AGY                5,050
              TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                                     589,741

              TOTAL INVESTMENTS (99.7%)                                                                   589,741

              Cash, receivables and other assets, less liabilities (0.3%)                                   1,778

              TOTAL NET ASSETS (100.0%)                                                                  $591,519





See Notes to Schedule of Investments

                                                                                                            DECEMBER 31, 2007

SCHEDULE OF INVESTMENTS Money Market Master Series
--------------------------------------------------
(UNAUDITED)


PRINCIPAL
AMOUNT                                                                                          RATING                 VALUE(++)
($000's omitted)                                                                       Moody's          S&P       ($000's omitted)
CERTIFICATES OF DEPOSIT (13.7%)
              25,000  Bank of Ireland, Yankee CD, 5.05%, due 1/23/08                   P-1              A-1            25,003
              35,000  Barclays Bank NY, Yankee CD, 5.39%, due 1/31/08                  P-1              A-1+           35,000
              25,000  BNP Paribas NY, Yankee CD, 5.12%, due 2/6/08                     P-1              A-1+           25,000
              40,000  Calyon NY, Yankee CD, 5.09%, due 1/25/08                         P-1              A-1+           40,000
              45,000  Deutsche Bank AG, Euro CD, 5.31%, due 2/22/08                    P-1              A-1+           44,998
              15,000  Dexia Credit SA NY, Yankee CD, 4.81%, due 1/28/08                P-1              A-1            14,990
              30,000  HSBC Bank PLC, Yankee CD, 5.33%, due 1/30/08                     P-1              A-1+           30,001
              75,000  Natixis NY, Yankee CD, 5.10% & 5.19%, due 2/19/08
                      & 3/18/08                                                        P-1              A-1+           75,000
             110,000  Royal Bank of Scotland, Yankee CD, 4.69% - 5.06%,
                      due 2/4/08 - 3/27/08                                             P-1              A-1+          110,001
                      TOTAL CERTIFICATES OF DEPOSIT                                                                   399,993

FLOATING RATE CERTIFICATES OF DEPOSIT (1.0%)(u)
              20,000  Calyon NY, Floating Rate Yankee CD, 4.06%, due 1/2/08            P-1              A-1+           20,000
              10,000  Credito Italiano NY, Floating Rate Yankee CD, 5.10%, due
                      1/25/08                                                          P-1              A-1            10,002
                      TOTAL FLOATING RATE CERTIFICATES OF DEPOSIT                                                      30,002

COMMERCIAL PAPER (49.8%)

ASSET BACKED (29.4%)
              50,000  Amsterdam Funding Corp., 5.70%, due 1/14/08                      P-1              A-1            49,905(n)
              50,000  Atlantic Asset Securitization Corp., 6.00%, due 1/11/08          P-1              A-1            49,925(n)
              27,696  Barton Capital Corp., 5.60%, due 1/10/08                         P-1              A-1+           27,662(n)
              50,000  Cancara Asset Securitisation Ltd., 5.60%, due 1/22/08            P-1              A-1+           49,844(n)
              50,000  Chariot Funding LLC, 5.75%, due 1/24/08                          P-1              A-1            49,824(n)
              50,000  Crown Point Capital Co., 5.10% & 5.80%, due 1/22/08 & 2/7/08     P-1              A-1            49,820
              50,000  Fairway Finance Corp., 5.40%, due 1/22/08                        P-1              A-1            49,850(n)
              40,000  Galleon Capital LLC, 4.65%, due 1/2/08                           P-1              A-1            40,000(n)
              75,000  Grampian Funding LLC, 5.01% & 5.04%, due 1/22/08 & 1/24/08       P-1              A-1+           74,778(n)
              45,259  Jupiter Securitization Corp., 5.17% & 5.70%, due 1/18/08         P-1              A-1            45,151(n)
              25,000  Lexington Parker Capital Corp., 5.08%, due 2/8/08                P-1              A-1            24,870
              10,000  Lexington Parker Capital Corp., 5.50%, due 2/14/08               P-1              A-1             9,934(n)
              50,000  North Sea Funding BV LLC, 7.00%, due 1/2/08                      P-1              A-1+           50,000
              13,026  Old Line Funding LLC, 5.35%, due 1/22/08                         P-1              A-1+           12,987(n)
              50,000  Park Avenue Receivables Co. LLC, 5.60%, due 1/22/08              P-1              A-1            49,844(n)
              25,000  Regency Markets No.1 LLC, 5.18%, due 1/15/08                     P-1              A-1            24,953(n)
              50,000  Sheffield Receivables Corp., 5.95%, due 1/2/08 & 1/9/08          P-1              A-1+           49,954(n)
              20,000  Thames Asset Securitization LLC, 5.70%, due 1/22/08              P-1              A-1            19,937(n)
              56,444  Thunder Bay Fundinng, Inc., 5.35%, due 1/18/08                   P-1              A-1            56,310(n)
              25,000  Variable Funding Capital Corp., 5.17%, due 1/7/08                P-1              A-1+           24,982(n)
              50,000  Yorktown Capital LLC, 5.37%, due 1/28/08                         P-1              A-1+           49,806(n)

                                                                                                                      860,336
BANKING (20.4%)
              40,000  Barclays U.S. Funding Corp., 4.77% - 5.08%, due 2/19/08 -
                      4/24/08                                                          P-1              A-1+           39,601

See Notes to Schedule of Investments

                                                                                                            DECEMBER 31, 2007

SCHEDULE OF INVESTMENTS Money Market Master Series cont'd
---------------------------------------------------------
(UNAUDITED)


PRINCIPAL
AMOUNT                                                                                          RATING                  VALUE(++)
($000's omitted)                                                                       Moody's          S&P       ($000's omitted)
              40,000  BNP Paribas NY, 4.95%, due 2/20/08                               P-1              A-1+           39,731
              10,000  Caisse Nationale d'Epargne, 4.95%, due 2/29/08                   P-1              A-1+            9,920(n)
              50,000  Danske Corp., 4.67%, due 1/14/08                                 P-1              A-1+           49,922(n)
              55,000  Dexia Delaware LLC, 5.00% & 5.01%, due 1/2/08 & 2/25/08          P-1              A-1+           54,887
              15,000  JP Morgan Chase, 4.99%, due 3/3/08                               P-1              A-1+           14,873
              70,000  Nordea Bank NA, 4.83% & 4.96%, due 2/29/08 & 3/10/08             P-1              A-1+           69,406
              60,000  Picaros Funding PLC, 5.05% & 5.17%, due 2/4/08 & 2/21/08         P-1              A-1+           59,646
              50,000  Societe Generale NA, 4.87%, due 3/19/08                          P-1              A-1+           49,479
              65,000  Swedbank Mortgage AB, 5.03% & 5.16%, due 1/11/08 & 2/20/08       P-1              A-1            64,833
              80,000  UBS Finance, Inc., 5.24% - 5.46%, due 1/14/08 - 3/10/08          P-1              A-1+           79,415
              35,100  Unicredito Italiano PLC, 5.10%, due 1/14/08 & 1/18/08            P-1              A-1            35,032(n)
              30,000  Westpac Securities Corp., 4.91%, due 2/19/08                     P-1              A-1+           29,804(n)

                                                                                                                      596,549
                      TOTAL COMMERCIAL PAPER                                                                        1,456,885

CORPORATE DEBT SECURITIES (0.5%)

FINANCIAL SERVICES (0.5%)
              15,000  Citigroup, Inc., Senior Unsecured Notes, 3.50%, due 2/1/08       P-1              A-1+           14,977

FLOATING RATE CORPORATE DEBT SECURITIES (26.3%)(u)

ASSET BACKED (6.9%)
              35,000  American Honda Finance Corp., Floating Rate Medium-Term
                      Notes, 4.87%, due 2/6/08                                         P-1              A-1            35,000(n)
              25,000  K2 (USA) LLC, Guaranteed Floating Rate Medium-Term Notes,
                      5.10%, due 3/10/08                                               P-1              A-1+           24,999(n)
              14,900  LP Pinewood SPV, Floating Rate Notes, 5.11%, due 1/3/08          P-1                             14,900
              50,000  Parkland (USA) LLC, Floating Rate Medium-Term Notes, 4.33% -
                      4.90%, due 1/2/08 - 3/20/08                                      P-1              A-1+           49,999(n)
              10,880  Schreiber Capital Corp., Floating Rate Bonds, 5.11%, due
                      1/3/08                                                           P-1                             10,880
              20,000  Tango Finance Corp., Floating Rate Medium-Term Notes, 4.31%,
                      due 1/2/08                                                       P-1              A-1+           20,000(n)
              25,000  Toyota Motor Credit Corp., Floating Rate Medium-Term Notes,
                      Ser. B, 4.07%, due 1/2/08                                        P-1              A-1+           25,000
              20,000  Wachovia Bank NA, Senior Floating Rate Bank Notes, 4.98%, due
                      1/25/08                                                          P-1              A-1+           20,000
                                                                                                                      200,778
BANKING (14.0%)
              25,000  Allied Irish Banks PLC, Floating Rate Medium-Term Notes,
                      4.95%, due 1/22/08                                               P-1              A-1            25,000(n)
              20,000  Banco Espanol, Senior Unsubordinated Floating Rate Notes,
                      5.20%, due 1/18/08                                               P-1              A-1+           20,000(n)
              25,000  Bank of Ireland, Unsecured Floating Rate Medium-Term Notes,
                      4.96%, due 1/22/08                                               P-1              A-1            25,000(n)
              40,000  Fortis Bank NY, Floating Rate Notes, 5.17%, due 1/22/08          P-1              A-1+           40,000(n)
              15,000  HBOS Treasury Services PLC, Guaranteed Floating Rate
                      Medium-Term Bank Notes, 5.24%, due 1/7/08                        P-1              A-1+           15,000(n)
              15,000  HSBC Finance Corp., Floating Rate Notes, 4.95%, due 1/24/08      P-1              A-1+           15,000
              15,000  HSBC Finance Corp., Senior Unsecured Floating Rate Notes,
                      5.12%, due 3/17/08                                               P-1              A-1+           14,986
              55,000  JP Morgan Master Note, 4.58%, due 1/2/08                         P-1              A-1+           55,000

See Notes to Schedule of Investments

                                                                                                            DECEMBER 31, 2007

SCHEDULE OF INVESTMENTS Money Market Master Series cont'd
---------------------------------------------------------
(UNAUDITED)


PRINCIPAL
AMOUNT                                                                                          RATING                  VALUE(++)
($000's omitted)                                                                       Moody's          S&P       ($000's omitted)
              45,000  La Caixa, Unsubordinated Floating Rate Notes, 5.15%, due
                      1/23/08                                                          P-1              A-1+              45,000(n)
              50,000  Royal Bank of Canada, Floating Rate Medium-Term Notes, 5.22%,
                      due 1/2/08                                                       P-1              A-1+              50,000(n)
              24,000  Unicredito Italiano PLC, Guaranteed Floating Rate Medium-Term
                      Notes, 5.26%, due 1/9/08                                         P-1              A-1               24,000(n)
              15,000  Unicredito Italiano PLC, Guaranteed Floating Rate Bank Notes,
                      5.05%, due 1/15/08                                               P-1              A-1               15,000(n)
              45,000  Wells Fargo & Co., Floating Rate Notes, 5.11%, due 1/15/08       P-1              A-1+              45,000(n)
              20,000  Westpac Banking Corp., Floating Rate Medium-Term Notes,
                      3.64%, due 1/2/08                                                P-1              A-1               20,000(n)

                                                                                                                         408,986
CONGLOMERATE (0.8%)
              25,000  General Electric Capital Corp., Senior Unsecured Floating
                       Rate Medium-Term Notes, Ser. A, 5.20%, due 1/15/08              P-1              A-1+              24,999

FINANCIAL SERVICES (4.6%)
              10,000  American Express Bank FSB, Senior Unsecured Floating Rate
                      Bank Notes, 5.01%, due 1/18/08                                   P-1              A-1               10,001
              25,000  Goldman Sachs Group, Senior Unsecured Floating Rate
                      Medium-Term Notes, 5.08%, due 1/25/08                            P-1              A-1+              25,000(n)
              10,000  Merrill Lynch & Co., Floating Rate Medium-Term Notes, Ser. C,
                      5.09%, due 3/17/08                                               P-1              A-1                9,995
              35,000  Merrill Lynch & Co., Senior Unsecured Floating Rate
                      Medium-Term Notes, 5.14%, due 1/18/08                            P-1              A-1+              35,000
              55,000  Morgan Stanley, Senior Floating Rate Notes, 4.16% & 5.35%,
                      due 1/2/08 & 1/3/08                                              P-1              A-1+              55,000

                                                                                                                         134,996
                      TOTAL FLOATING RATE CORPORATE DEBT SECURITIES                                                      769,759

PROMISSORY NOTES (0.9%)(u)
              25,000  Goldman Sachs Promissory Notes, 4.43%, due 1/2/08                P-1              A-1+              25,000(#)

ASSET-BACKED SECURITIES (0.0%)
                 155  Capital Auto Receivables Asset Trust, Ser. 2007-1, Class A1,
                      5.32%, due 1/15/08                                               P-1                                   155(n)

FLOATING RATE ASSET-BACKED SECURITIES (1.3%)(u)
              38,896  Westpac Securitisation Trust, Ser. 2007-1G, Class A1, 4.95%,
                      due 2/21/08                                                      P-1              A-1+              38,896(n)

REPURCHASE AGREEMENTS (6.1%)
              30,000  Bank of America  Repurchase  Agreement,  4.60%,  due
                      1/2/08, dated 12/31/07,  Maturity Value $30,007,667,
                      Collateralized  by  $29,859,514,  various  Corporate
                      Bonds, 3.95% - 7.95%, due
                      1/30/08 - 12/15/33 (Collateral Value $30,900,000)                                                   30,000
              50,000  Goldman Sachs Repurchase Agreement, 4.62%, due 1/2/08, dated
                      12/31/07, Maturity Value $50,012,833, Collateralized
                      by $50,902,228,  various Commercial  Mortgage Backed
                      Securities,  0.00% - 6.66%,  due  1/15/11  - 5/19/17
                      (Collateral Value
                      $51,500,001)                                                                                        50,000
              16,900  Goldman Sachs Repurchase Agreement, 4.65%, due 1/2/08, dated
                      12/31/07, Maturity Value $16,904,366, Collateralized
                      by  $983,637,956,  Fannie  Mae,  0.05% - 9.00%,  due
                      10/25/08 - 4/1/37 and  $1,162,449,247,  Freddie Mac,
                      0.00% - 98.70%, due 1/15/17 -
                      7/15/37 (Collateral Value $17,688,730)                                                              16,900

See Notes to Schedule of Investments


                                                                                                            DECEMBER 31, 2007

SCHEDULE OF INVESTMENTS Money Market Master Series cont'd
---------------------------------------------------------
(UNAUDITED)


PRINCIPAL
AMOUNT                                                                                          RATING                 VALUE(++)
($000's omitted)                                                                       Moody's          S&P       ($000's omitted)
              50,000  Merrill  Lynch  Repurchase  Agreement,   4.50%,  due
                      1/2/08, dated 12/31/07,  Maturity Value $50,012,500,
                      Collateralized  by  $53,345,000,  Fannie Mae, 5.50%,
                      due 4/1/37 (Collateral Value $51,000,464)                                                         50,000
              30,000  Merrill Lynch Repurchase Agreement, 4.65%, due 1/2/08, dated
                      12/31/07, Maturity Value $30,007,750, Collateralized by
                      $30,770,000, RAMS Funding Two LLC, CP, due 2/11/08 (Collateral
                      Value $30,604,187)                                                                                30,000
                      TOTAL REPURCHASE AGREEMENTS                                                                      176,900

                      TOTAL INVESTMENTS (99.6%)                                                                      2,912,567

                      Cash, receivables and other assets, less liabilities (0.4%)                                       11,001

                      TOTAL NET ASSETS (100.0%)                                                                     $2,923,568










See Notes to Schedule of Investments



                                                                                                              DECEMBER 31, 2007

SCHEDULE OF INVESTMENTS Municipal Master Series
-----------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT                                    SECURITY(@@)                                RATING                  VALUE(++)
($000's omitted)                                                                             Moody's  S&P     ($000's omitted)
ALABAMA (1.0%)
        988  Birmingham Pub. Park & Rec. Board Rev., Ser.
             1997, (LOC: Regions Bank), 3.57%, due 1/3/08                                                            988(u)(B)
      4,570  Puttable Floating Option Tax Exempt Receipts
             (Floaters), Ser. 2007, (FSA Insured), 3.57%, due
             1/2/08                                                                                                4,570(u)(r)
                                                                                                                   5,558

ARIZONA (2.8%)
      1,500  Coconino Co. Ind. Dev. Au. IDR (Scuff Steel Proj.),
             Ser. 2007, (LOC: Wells Fargo Bank & Trust Co.),
             3.52%, due 1/3/08                                                                       A-1+          1,500(u)(B)
      8,995  RBC Muni. Prod., Inc. Trust Var. St. Rev. (Floater
             Cert.), Ser. 2007 C-6, (LOC: Royal Bank of Canada),
             3.57%, due 1/3/08                                                               VMIG1                 8,995(u)
      5,510  Univ. Arizona Cert. Participation, Ser. 2005,
             (AMBAC Insured), 3.68%, due 1/3/08                                                      A-1           5,510(u)(r)
                                                                                                                  16,005

ARKANSAS (2.1%)
      3,750  Arkansas St. Dev. Fin. Au. Multi-Family Hsg. Rev.,
             (LOC: First Tennessee Bank), 3.57%, due 1/3/08                                          A-1           3,750(u)(B)
      8,560  Morgan Keegan Muni. Prod., Inc. Var. St. Trust
             Receipts, Ser. 2006 D, (LOC: IXIS Funding Corp.),
             3.56%, due 1/3/08                                                                       A-1+          8,560(u)(q)
                                                                                                                  12,310

CALIFORNIA (5.9%)
     10,010  California Statewide CDA Multi-Family Hsg. Rev.,
             Ser. 2007-828 CE, (LOC: Citigroup Global Markets),
             3.61%, due 1/3/08                                                               VMIG1                10,010(u)
      1,335  California Statewide Comm. Dev. Corp. Rev. (RL
             Group LLC), Ser. 1998 C, (LOC: Mellon 1st
             Business Bank), 3.55%, due 1/2/08                                                                     1,335(u)(B)
      9,000  Contra Costa Co. Multi-Family Hsg. Rev. (Pleasant
             Hill BART Transit), Ser. 2006 A, (LOC: Caylon
             Bank), 3.65%, due 9/1/08                                                                              9,000(u)(B)
      9,125  JP Morgan Chase & Co. (Putters), Ser. 2007-2382P,
             (LOC: JP Morgan Chase), 3.59%, due 1/3/08                                                             9,125(u)
      2,920  Puttable Floating Option Tax Exempt Receipts
             (Floaters), Ser. 2006, (LOC: Merrill Lynch Capital
             Markets), 3.62%, due 1/3/08                                                                           2,920(u)
      1,900  Riverside Co. Ind. Dev. Au. IDR (Rockwin Corp.
             Proj.), Ser. 1987 II, (LOC: Royal Bank of Canada),
              3.54%, due 1/2/08                                                                                    1,900(u)
                                                                                                                  34,290

COLORADO (0.9%)
      1,000  Central Platte Valley Metro. Dist., Ser. 2006, (LOC:
             BNP Paribas), 3.50%, due 12/1/08                                                        A-1+          1,000(u)
      2,225  Colorado Hsg. & Fin. Au. Econ. Dev. Rev. (Kapteyn-
             Murnane Labs, Inc.), Ser. 2007, (LOC: Wells Fargo
             Bank & Trust Co.), 3.62%, due 1/3/08                                                                  2,225(u)
      1,995  El Paso Co. Single Family Mtge. Rev. (Merlots), Ser.
             2007 C44, (LOC: Government National Mortgage
             Association), 3.55%, due 1/2/08                                                 VMIG1                 1,995(u)
                                                                                                                   5,220

See Notes to Schedule of Investments



                                                                                                             DECEMBER 31, 2007

SCHEDULE OF INVESTMENTS Municipal Master Series cont'd
------------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT                                    SECURITY(@@)                                RATING                 VALUE(++)
($000's omitted)                                                                             Moody's  S&P    ($000's omitted)
DELAWARE (0.1%)
        450  Delaware St. Econ. Dev. Au. Multi-Family Rev. (Sch.
             House Proj.), Ser. 1985, (LOC: HSBC Bank N.A.),
             3.55%, due 1/2/08                                                               VMIG1                   450(u)

FLORIDA (7.3%)
     10,000  ABN Amro Munitops Cert. Trust, Ser. 1999-11,
             (FGIC Insured), 3.85%, due 5/22/08                                              VMIG1                10,000(u)(c)
      2,400  Deutsche Bank Spears/Lifers Trust Var. St. Rev.,
             Ser. 2007-351, (AMBAC Insured), 3.56%, due 1/3/08                                       A-1+          2,400(u)(k)
      7,630  Deutsche Bank Spears/Lifers Trust Var. St. Rev.
             Goldman Sachs, Ser. 2007-451, (MBIA Insured),
             3.52%, due 1/3/08                                                                                     7,630(u)(k)
      3,250  Florida Dev. Fin. Corp. IDR (4504 30th Street West
             LLC Proj.), Ser. 2007, (LOC: Branch Banking &
             Trust Co.), 3.55%, due 1/3/08                                                                         3,250(u)
        910  Ocean Hwy. & Port Au. Rev., Ser. 1990, (LOC:
             Wachovia Bank & Trust Co.), 3.69%, due 1/2/08                                   VMIG1   A-1+            910(u)
        690  Orange Co. Hsg. Fin. Au. Multi-Family Rev., Ser.
             2000 E, (LOC: Bank of America), 3.76%, due 1/2/08                               VMIG1                   690(u)(B)
      1,090  Orange Co. Hsg. Fin. Au. Multi-Family Rev.
             (Putters), Ser. 2005-1179, (LOC: JP Morgan Chase),
             3.54%, due 1/3/08                                                               VMIG1                 1,090(u)
      3,200  Pinellas Co. Ind. Dev. Au. Rev. (DGT Mgmt/Work
             Tools), Ser. 2007, (LOC: RBC Centura Bank),
             3.51%, due 1/2/08                                                                       A-1           3,200(u)
     12,815  Puttable Floating Option Tax Exempt Receipts
             (Floaters), Ser. 2007, (LOC: Merrill Lynch Capital
             Markets), 3.72%, due 1/3/08                                                             A-1          12,815(u)
                                                                                                                  41,985

GEORGIA (8.1%)
      1,000  Atlanta Arpt. Rev. (Merlots), Ser. 2004 C14, (FSA
             Insured), 3.55%, due 1/2/08                                                     VMIG1                 1,000(u)(v)
      4,000  Atlanta Arpt. Rev. (Merlots), Ser. 2000 CCC, (FGIC
             Insured), 3.55%, due 1/2/08                                                     VMIG1                 4,000(u)(v)
      1,800  Atlanta Urban Residential Fin. Au. Multi-Family Hsg.
             Rev. (Capitol Gateway Apts.), Ser. 2005, (LOC:
             Bank of America), 3.55%, due 1/3/08                                                     A-1+          1,800(u)(B)
        790  Canton Hsg. Au. Multi-Family Rev. (Canton Mill Lofts
             Proj.), Ser. 1999, (LOC: Branch Banking &Trust
             Co.), 3.55%, due 1/3/08                                                                 A-1+            790(u)(B)
      3,950  Carroll Co. Dev. Au. Rev. (Royal Metal Prod., Inc.
             Proj.), Ser. 2007, (LOC: Branch Banking & Trust
             Co.), 3.55%, due 1/3/08                                                         VMIG1                 3,950(u)(B)
      3,600  Cartersville Dev. Au. IDR (Bliss & Laughlin), Ser.
             1988, (LOC: Bank of America), 3.59%, due 1/3/08                                                       3,600(u)(B)
      7,900  Cobb Co. Hsg. Au. Multi-Family Hsg. Rev.
             (Woodchase Village Apts. Proj.), Ser. 2003, (LOC:
             Regions Bank), 3.62%, due 1/3/08                                                VMIG1                 7,900(u)(B)
      2,000  Douglas Co. Dev. Au. IDR (Pandosia LLC Proj.),
             Ser. 2007 A, (LOC: Wells Fargo Bank & Trust Co.),
             3.52%, due 1/3/08                                                                       A-1+          2,000(u)
        850  Douglas Co. Dev. Au. IDR (Whirlwind Steel Bldgs.),
             Ser. 1997, (LOC: JP Morgan Chase), 3.70%, due
             1/3/08                                                                                                  850(u)(B)
      2,405  Gordon Co. Dev. Au. IDR (Nance Carpet & Rug, Inc.
             Proj.), Ser. 2006, (LOC: Branch Banking & Trust
             Co.), 3.55%, due 1/3/08                                                                               2,405(u)(B)

See Notes to Schedule of Investments




                                                                                                             DECEMBER 31, 2007

SCHEDULE OF INVESTMENTS Municipal Master Series cont'd
------------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT                                    SECURITY(@@)                               RATING                   VALUE(++)
($000's omitted)                                                                             Moody's  S&P     ($000's omitted)
      1,035  Gwinnett Co. Dev. Au. IDR (Color Image, Inc. Proj.),
             Ser. 1999, (LOC: SouthTrust Bank), 3.55%, due
             1/3/08                                                                                                1,035(u)(B)
      2,250  Jasper Co. Dev. Au. IDR (PermaTherm, Inc. Proj.),
             Ser. 2007, (LOC: Branch Banking & Trust Co.),
              3.55%, due 1/3/08                                                                                    2,250(u)(B)
     15,000  RBC Muni. Prod., Inc. Trust, Ser. 2007 C-9, (LOC:
             Royal Bank of Canada), 3.59%, due 1/3/08                                                A-1+         15,000(u)
                                                                                                                  46,580

IDAHO (0.9%)
      5,115  Idaho Hsg. & Fin. Assoc. Single Family Mtge. Rev.,
             Ser. 2007-11192, (LOC: Citibank, N.A.), 3.58%, due
             1/3/08                                                                          VMIG1                 5,115(u)

ILLINOIS (10.1%)
      2,440  Aurora IDR (FIS Aurora Invest LLC Proj.), Ser. 2001
             A, (LOC: National City Bank), 3.54%, due 1/3/08                                                       2,440(u)(B)
      5,565  Aurora Single Family Mtge. Rev., Ser. 2007-10213,
             (LOC: Government National Mortgage Association),
             3.58%, due 1/3/08                                                                       A-1+          5,565(u)(i)
      2,900  Aurora Single Family Mtge. Rev. (Merlots), Ser.
             2007 C55, (LOC: Government National Mortgage
             Association), 3.55%, due 1/2/08                                                         A-1+          2,900(u)(c)
      4,500  Chicago Enterprise Zone Rev. (J & A LLC Proj.),
             Ser. 2002, (LOC: Charter One Bank), 3.54%, due
             1/3/08                                                                                                4,500(u)
      3,435  Chicago IDR (Evans Food Prod. Co. Proj.), Ser.
             1998, (LOC: LaSalle National Bank), 3.58%, due
             1/3/08                                                                                  A-1+          3,435(u)
      1,160  Chicago Multi-Family Hsg. Rev. (Churchview
             Supportive Living Fac.), Ser. 2003, (LOC: Harris
             Trust & Savings Bank), 3.53%, due 1/3/08                                        VMIG1                 1,160(u)(B)
      1,000  Chicago Single Family Mtge. Rev., Ser. 2007-10218,
             (LOC: Government National Mortgage Association),
             3.58%, due 1/3/08                                                               VMIG1                 1,000(u)i
      1,400  Elgin IDR (Bailey Dev. LLC Proj.), Ser. 1996 A,
             (LOC: LaSalle National Bank), 3.58%, due 1/3/08                                         A-1+          1,400(u)(B)
      1,500  Elmhurst IDR (Randall Mfg. Prod. Proj.), Ser. 2002,
             (LOC: LaSalle National Bank), 3.62%, due
             1/3/08                                                                                  A-1+          1,500(u)(B)
      4,150  Illinois Dev. Fin. Au. IDR (Amtex Steel, Inc. Proj.),
             Ser. 1999, (LOC: LaSalle National Bank), 3.58%,
             due 1/3/08                                                                              A-1+          4,150(u)(B)
        700  Illinois Dev. Fin. Au. IDR (Florence Corp. Proj.), Ser.
             1997, (LOC: Bank One), 3.70%, due 1/3/08                                                                700(u)(B)
        915  Illinois Dev. Fin. Au. IDR (JVM LLC Proj.), Ser. 2001,
             (LOC: Fifth Third Bank), 3.54%, due 1/3/08                                                              915(u)(B)
      4,570  Illinois Dev. Fin. Au. IDR (Trim-Rite Food Corp.
             Proj.), Ser. 2000, (LOC: Fifth Third Bank), 3.53%,
             due 1/4/08                                                                                            4,570(u)(B)
        700  Illinois Dev. Fin. Au. Rev. (American Academy), Ser.
             2001, (LOC: Bank One), 3.54%, due 1/3/08                                                                700(u)(B)
        500  Illinois Fin. Au. IDR (E Kinast Proj.), Ser. 2005 A,
             (LOC: JP Morgan Chase), 3.70%, due 1/3/08                                                               500(u)(B)
      3,400  Illinois Fin. Au. IDR (Injection Plastic Corp.), Ser.
             2006 A, (LOC: Wachovia Bank & Trust Co.), 3.60%,
             due 1/2/08                                                                                            3,400(u)(B)
      1,000  Illinois Fin. Au. IDR (Meyer Ind. LLC Proj.), Ser.
             2006, (LOC: Fifth Third Bank), 3.54%,
             due 1/3/08                                                                                            1,000(u)(B)
        930  Illinois Fin. Au. IDR (Transparent Container Proj.),
             Ser. 2004, (LOC: Bank One), 3.65%, due 1/3/08                                   VMIG1                   930(u)(B)

See Notes to Schedule of Investments



                                                                                                             DECEMBER 31, 2007

SCHEDULE OF INVESTMENTS Municipal Master Series cont'd
------------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT                                    SECURITY(@@)                                RATING                 VALUE(++)
($000's omitted)                                                                             Moody's  S&P    ($000's omitted)
      7,500  Illinois Fin. Au. Rev. (Reliable Materials Proj.), Ser.
             2006, (LOC: Marshall & Ilsley), 3.56%, due 1/2/08                                       A-1           7,500(u)(B)
      4,300  Orland Park IDR (Panduit Corp. Proj.), Ser. 1996,
             (LOC: Fifth Third Bank), 3.55%, due 1/2/08                                              A-1+          4,300(u)(B)
      3,000  Southwestern Illinois Dev. Au. Rev. (Arizon Co., Inc.
             Proj.), Ser. 2007, (LOC: Marshall & Ilsley), 3.65%,
             due 1/3/08                                                                              A-1           3,000(u)
      2,620  Upper Illinois River Valley Dev. Au. IDR (Advanced
             Drainage Sys.), Ser. 2002, (LOC: National City
             Bank), 3.54%, due 1/3/08                                                                              2,620(u)(B)
                                                                                                                  58,185

INDIANA (4.3%)
      3,540  Elkhart Co. Econ. Dev. Rev. (Carriage, Inc. Proj.),
             Ser. 2006, (LOC: National City Bank), 3.54%, due
             1/3/08                                                                                                3,540(u)
        585  Elkhart Co. Econ. Dev. Rev. (Pinnacle Bldg. Sys.
             Corp.), Ser. 1999, (LOC: Bank One Indiana N.A.),
             3.75%, due 1/2/08                                                                                       585(u)(B)
        500  Hammond Econ. Dev. Rev. (A.M. Castle & Co.
             Proj.), Ser. 1994, (LOC: Bank of America), 3.70%,
             due 1/3/08                                                                                              500(u)(B)
      6,620  Indianapolis Local Pub. Imp. Bond Bank (Putters),
             Ser. 2007-2120, (MBIA Insured), 3.54%, due 1/3/08                               VMIG1                 6,620(u)(o)
      4,515  Jeffersonville Econ. Dev. Rev. (Eagle Steel Prods.,
             Inc. Proj.), Ser. 2007, (LOC: Fifth Third Bank),
             3.53%, due 1/4/08                                                                                     4,515(u)(B)
        970  Kendallville Econ. Dev. Rev. (Metal Shred Ind.
             Proj.), Ser. 2006, (LOC: Fifth Third Bank), 3.53%,
             due 1/4/08                                                                                              970(u)(B)
      2,065  Kokomo Econ. Dev. Rev. (Village Comm. Partners
             IV Proj.), Ser. 1995, (LOC: Federal Home Loan
             Bank), 3.57%, due 1/3/08                                                        VMIG1                 2,065(u)(B)
      2,600  La Porte Co. Econ. Dev. Rev. (Van Air Proj.), Ser.
             2007, (LOC: LaSalle National Bank), 3.58%, due
             1/3/08                                                                                                2,600(u)(B)
      1,087  Noblesville Econ. Dev. Rev. (Princeton Lakes Apts.
             Proj.), Ser. 2003 B, (LOC: Federal Home Loan
             Bank), 3.58%, due 1/3/08                                                                A-1+          1,087(u)(B)
      1,105  North Vernon Econ. Dev. Rev. (Oak Meadows Apt.
             Proj.), Ser. 1995, (LOC: Federal Home Loan Bank),
             3.60%, due 1/2/08                                                                       A-1+          1,105(u)(B)
        770  Plymouth Econ. Dev. Rev. (Hillcrest Apts. Proj.),
             Ser. 1998 A, (LOC: Federal Home Loan Bank),
             3.68%, due 1/2/08                                                                       A-1+            770(u)(B)
        500  Tippecanoe Co. Econ. Dev. Ref. Rev. (Lafayette
             Venetian Blind), Ser. 2004, (LOC: PNC Bank),
             3.51%, due 1/3/08                                                                                       500(u)(B)
                                                                                                                  24,857

IOWA (3.1%)
        400  Mason City IDR (SUPERVALU, Inc. Proj.), Ser.
             1994, (LOC: Wachovia Bank & Trust Co.), 3.60%,
             due 1/2/08                                                                                              400(u)(B)
      6,315  Muni. Sec. Trust Cert. G.O., Ser. 2007 7042A, (LOC:
             Government National Mortgage Association), 3.57%,
             due 1/3/08                                                                      VMIG1                 6,315(n)(u)(e)
      9,150  Puttable Floating Option Tax Exempt Receipts
             (Floaters), Ser. 2007, (FHA Insured), 3.62%, due
             1/3/08                                                                          VMIG1                 9,150(u)(r)

See Notes to Schedule of Investments




                                                                                                             DECEMBER 31, 2007

SCHEDULE OF INVESTMENTS Municipal Master Series cont'd
------------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT                                    SECURITY(@@)                                RATING                 VALUE(++)
($000's omitted)                                                                             Moody's  S&P    ($000's omitted)
      2,215  Sergeant Bluff IDR (Sioux City Brick & Tile Proj.),
             Ser.1996, (LOC: U.S. Bank), 3.65%, due 1/3/08                                                         2,215(u)(B)
                                                                                                                  18,080

KANSAS (0.7%)
      3,925  Junction City G.O., Ser. 2007 A, 5.00%, due 6/1/08                                                    3,941

KENTUCKY (2.7%)
        200  Bardstown Ind. Rev. (JAV Invt. LLC Proj.), Ser.
             2001, (LOC: Bank One Michigan), 3.70%, due
             1/3/08                                                                                                  200(u)(B)
      2,790  Boone Co. Ind. Bldg. Rev. (Benda-Lutz Corp. Proj.),
             Ser. 2005, (LOC: Fifth Third Bank), 3.53%, due
             1/4/08                                                                                                2,790(u)(B)
      2,700  Boone Co. Ind. Bldg. Rev. (Kiswel, Inc. Proj.), Ser.
             2007, (LOC: Branch Banking & Trust Co.), 3.55%,
             due 1/3/08                                                                     VMIG1                 2,700(u)(B)
      2,665  Fort Mitchell Ind. Bldg. Rev. (Grandview/Hemmer
             Proj.), Ser. 1986, (LOC: PNC Bank), 3.90%, due
             2/1/08                                                                                                2,665(u)
      4,000  Fulton Co. Ind. Bldg. Rev. (Burke-Parsons-Bowlby
             Corp.), Ser. 2006, (LOC: Branch Banking & Trust
             Co.), 3.55%, due 1/3/08                                                                               4,000(u)(B)
      2,800  Louisville & Jefferson Co. Reg. Arpt. Au. Spec. Fac.
             Rev. (UPS Worldwide Forwarding), Ser. 1999 C,
             3.72%, due 1/2/08                                                              VMIG1   A-1+          2,800(u)(B)
        315  Trimble Co. Econ. Dev. Rev. (Synthetic Materials
             Proj.), Ser. 2000, (LOC: Citizens Bank), 3.60%, due
             1/3/08                                                                                                  315(u)(B)
                                                                                                                  15,470

LOUISIANA (1.4%)
      1,000  Calcasieu Parish Pub. Trust Au. Gulf Opportunity
             Zone Rev. (Delta Equine Ctr. LLC Proj.), Ser. 2007,
             (LOC: Branch Banking & Trust Co.), 3.55%, due
             1/3/08                                                                                                1,000(u)(B)
      4,934  Louisiana HFA Single Family Mtge. Rev. (Floaters),
             Ser. 2006-1566, (LOC: Depfa Bank PLC), 3.55%,
             due 1/3/08                                                                              A-1+          4,934(u)(s)
      2,000  Louisiana Local Gov't Env. Facs. & Comm. Dev.
             Rev. (SRL Holdings Proj.), Ser. 2007, (LOC: Branch
             Banking & Trust Co.), 3.55%, due 1/3/08                                                               2,000(u)(B)
                                                                                                                   7,934

MAINE (1.1%)
      6,000  Maine St. Hsg. Au. Mtge., Ser. 2007 F, 3.85%, due
             11/15/34 Putable 9/22/08                                                        VMIG1   A-1+          6,000(u)
        410  Westbrook Rev. (Corriveau-Routhier, Inc. Proj.), Ser.
             1986, (LOC: Fleet National Bank), 3.90%, due
             12/15/08                                                                                                410(u)(B)
                                                                                                                   6,410

MARYLAND (1.5%)
      1,660  Howard Co. IDR (Preston CT Ltd. Partnership), Ser.
             1986, (LOC: SunTrust Bank), 3.65%, due 1/2/08                                           A-1+          1,660(u)(B)
      7,160  Puttable Floating Option Tax Exempt Receipts
             (Floaters), Ser. 2007, (LOC: Merrill Lynch Capital
             Markets), 3.66%, due 1/3/08                                                                           7,160(u)
                                                                                                                   8,820

See Notes to Schedule of Investments



                                                                                                              DECEMBER 31, 2007

SCHEDULE OF INVESTMENTS Municipal Master Series cont'd
------------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT                                    SECURITY(@@)                                RATING                 VALUE(++)
($000's omitted)                                                                             Moody's  S&P    ($000's omitted)
MASSACHUSETTS (2.9%)
      3,000  Cape Cod Reg. Transit Au. RANS, Ser. 2007,
             4.00%, due 7/31/08                                                                                    3,001
      2,400  Greater Attleboro Taunton Reg. Transit Au. RANS,
             Ser. 2007, 4.00%, due 8/22/08                                                                         2,402
      7,875  Massachusetts St. HFA, Ser. 2007-2106, (LOC:
             Morgan Stanley), 3.55%, due 1/3/08                                                      A-1+          7,875(u)
      1,150  Massachusetts St. HFA, Ser. 2005 A, (FSA Insured),
             3.85%, due 6/1/08                                                                                     1,150
      1,975  Massachusetts St. Ind. Fin. Agcy. Rev. (Sr. Living
             Fac.-Forge Hill Proj.), Ser. 1998, 6.75%, due 4/1/30
             Pre-Refunded 4/1/08                                                                                   2,043(B)
                                                                                                                  16,471

MICHIGAN (1.1%)
      1,000  ABN Amro Munitops Cert. Trust Rev., Ser. 2004-2,
             (LOC: Government National Mortgage Association),
             3.53%, due 1/3/08                                                               VMIG1                 1,000(u)
      5,600  Michigan St. Hsg. Dev. Au. Ltd. Oblig. Multi-Family
             Hsg. Rev. (Benton Harbor Proj.), Ser. 2006, (LOC:
             Fifth Third Bank), 4.35%, due 7/1/08                                            VMIG1                 5,605(u)(B)
                                                                                                                   6,605

MINNESOTA (0.9%)
        400  Blaine IDR (SUPERVALU, Inc. Proj.), Ser. 1993,
             (LOC: Wachovia Bank & Trust Co.), 3.60%, due 1/2/08                                                     400(u)(B)
      2,415  Plymouth Multi-Family Hsg. Ref. Rev. (At the Lake
             Apts. Proj.), Ser. 2004, (LOC: Freddie Mac), 3.52%,
             due 1/3/08                                                                      VMIG1                 2,415(u)(B)
        280  Roseville Private Sch. Fac. Rev. (Northwestern
             College Proj.), Ser. 2002, (LOC: Marshall & Ilsley),
              3.80%, due 1/2/08                                                              VMIG1                   280(u)(B)
        500  Rush City IDR (Plastech Corp. Proj.), Ser. 1999,
             (LOC: U.S. Bank), 3.74%, due 1/3/08                                                                     500(u)
      1,300  St. Paul Hsg. & Redev. Au. Rev. (Goodwill/Easter
             Seals Proj.), Ser. 2000, (LOC: U.S. Bank), 3.65%,
             due 1/3/08                                                                                            1,300(u)(B)
        100  Stillwater IDR (SUPERVALU, Inc. Proj.), Ser. 1994,
             (LOC: Wachovia Bank & Trust Co.), 3.60%, due
             1/2/08                                                                                                  100(u)(B)
        100  Woodbury Private Sch. Fac. Rev. (St. Ambrose
             Proj.), Ser. 1999, (LOC: U.S. Bank), 3.65%, due
             1/2/08                                                                                                  100(u)(B)
                                                                                                                   5,095

MISSISSIPPI (0.9%)
      5,100  Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev.
             (Mississippi Pwr. Co. Proj.), Ser. 1995, 3.77%, due
             1/2/08                                                                          VMIG1   A-1           5,100(u)(B)

MISSOURI (3.2%)
      5,300  Bridgeton Ind. Dev. Au. Ind. Rev. (Stolze Printing
             Proj.), Ser. 2006, (LOC: Marshall & Ilsley), 3.59%,
             due 1/3/08                                                                              A-1           5,300(u)(B)
      1,000  Clayton Ind. Dev. Au. Ind. Ref. Rev. (Bailey Court
             Proj.), Ser. 1989, (LOC: Commerce Bank N.A.),
             3.59%, due 1/3/08                                                                       A-1           1,000(u)(B)
        300  Hannibal Ind. Dev. Au. Ind. Rev. (Buckhorn Rubber
             Prods. Proj.), Ser. 1995, (LOC: JP Morgan Chase),
             3.70%, due 1/3/08                                                                                       300(u)(B)

See Notes to Schedule of Investments




                                                                                                             DECEMBER 31, 2007

SCHEDULE OF INVESTMENTS Municipal Master Series cont'd
------------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT                                    SECURITY(@@)                                RATING                 VALUE(++)
($000's omitted)                                                                             Moody's  S&P    ($000's omitted)
        100  Jefferson Co. Ind. Dev. Au. Ind. Rev. (GHF Holdings
             LLC Proj.), Ser. 1994, (LOC: LaSalle National Bank),
             3.70%, due 1/3/08                                                                                       100(u)(B)
      4,000  Missouri St. Env. Imp. & Energy Res. Au. Env. Imp.
             Rev. (UtiliCorp United, Inc. Proj.), Ser. 1993, (LOC:
             Citibank, N.A.), 3.75%, due 1/2/08                                             P-1     A-1+          4,000(u)(B)
        800  Missouri St. Hlth. & Ed. Fac. Au. Rev. (St. Joseph-
             St. Pius), Ser. 2004 A, (LOC: Allied Irish Bank PLC),
             3.55%, due 1/3/08                                                                       A-1             800(u)(B)
      6,815  St. Charles Co. Ind. Dev. Au. (Patriot Machine, Inc.),
             Ser. 2007, (LOC: Marshall & Ilsley), 3.63%, due
             1/3/08                                                                                  A-1           6,815(u)
                                                                                                                  18,315

MONTANA (0.7%)
      2,100  Cascade Co. Montana IDR (Montana Milling, Inc.
             Proj.), Ser. 2007, (LOC: Wells Fargo Bank & Trust
             Co.), 3.62%, due 1/3/08                                                                               2,100(u)(B)
      2,000  Montana St. Board of Investments Rev. (Muni. Fin.
             Cons. Act-Intercap), Ser. 1994, 3.85%, due 3/1/09
             Putable 3/1/08                                                                  VMIG1                 2,000(u)
                                                                                                                   4,100

NEBRASKA (0.1%)
        400  Norfolk IDR Ref. (SUPERVALU, Inc. Proj.), Ser.
             1994, (LOC: Wachovia Bank & Trust Co.), 3.60%,
             due 1/2/08                                                                                              400(u)(B)

NEVADA (1.6%)
      9,365  Muni. Sec. Trust Cert. G.O., Ser. 2007-321, Class A,
             (AMBAC Insured), 3.57%, due 1/3/08                                              VMIG1                 9,365(n)(u)(e)

NEW HAMPSHIRE (0.3%)
      1,660  New Hampshire St. Hsg. Fin. Au. Multi-Family Rev.
             (Floaters), Ser. 2006-3438, (LOC: Merrill Lynch
             Capital Markets), 3.66%, due 1/3/08                                             VMIG1                 1,660(u)

NEW JERSEY (2.1%)
      7,665  New Jersey Econ. Dev. Au. Econ. Dev. Rev.
             (Stamato Realty LLC Proj.), Ser. 2001, (LOC:
             Comerica Bank), 3.57%, due 1/3/08                                                                     7,665(u)(B)
        565  New Jersey Econ. Dev. Au. Econ. Dev. Rev.
             (Wearbest SIL-TEX Mills Proj.), Ser. 2000, (LOC:
             Bank of New York), 3.55%, due 1/2/08                                                                    565(u)(B)
      3,885  Puttable Floating Option Tax Exempt Receipts
             (Floaters), Ser. 2007, (MBIA Insured), 3.66%, due
             1/3/08                                                                                                3,885(u)(r)
                                                                                                                  12,115

NEW MEXICO (0.0%)
        225  Las Cruces IDR (Parkview Metal Prod. Proj.), Ser.
             1997, (LOC: America National Bank & Trust Co.),
             3.70%, due 1/3/08                                                                                       225(u)(B)

NEW YORK (0.3%)
      1,900  BB&T Muni. Trust Var. St. (Floaters), Ser. 2007-
             1004, (LOC: Branch Banking & Trust Co.), 3.60%,
             due 1/3/08                                                                      VMIG1                 1,900(u)

NORTH CAROLINA (1.3%)
        490  Catawba Co. Ind. Fac. & Poll. Ctrl Fin. Au. Rev.
             (HWS Co., Inc. Proj.), Ser. 1997, (LOC: Branch
             Banking & Trust Co.), 3.55%, due 1/3/08                                                                 490(u)(B)

See Notes to Schedule of Investments

                                                              DECEMBER 31, 2007

SCHEDULE OF INVESTMENTS Municipal Master Series cont'd
------------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT                                    SECURITY(@@)                                RATING                 VALUE(++)
($000's omitted)                                                                             Moody's  S&P    ($000's omitted)
      1,450  Iredell Co. Ind. Fac. & Poll. Ctrl. Fin. Au. Ind. Rev.
             (Riley Technologies Proj.), Ser. 2006, (LOC: Branch
             Banking & Trust Co.), 3.55%, due 1/3/08                                                               1,450(u)(B)
      4,000  Lincoln Co. Ind. Fac. & Poll. Ctrl. Fin. Au. Rev. Ind.
             Dev. (Sabo USA, Inc. Proj.), Ser. 2007, (LOC:
             LaSalle National Bank), 3.55%, due 1/3/08                                       VMIG1                 4,000(u)(B)
      1,675  North Carolina HFA, Ser. 2002, (LOC: Citibank,
             N.A.), 3.58%, due 1/3/08                                                        VMIG1                 1,675(u)
                                                                                                                   7,615

NORTH DAKOTA (0.1%)
        800  Bismarck IDR Ref. (SUPERVALU, Inc. Proj.), Ser.
             1995, (LOC: Wachovia Bank & Trust Co.), 3.60%,
             due 1/2/08                                                                                              800(u)(B)

OHIO (1.3%)
      1,750  American Muni. Pwr. BANS (Montpelier Proj.), Ser.
             2007, 3.95%, due 7/3/08                                                                               1,750
      1,910  Marysville Wtr. & Swr. G.O. BANS, Ser. 2007,
             4.50%, due 1/24/08                                                                                    1,911
        115  Trumbull Co. IDR (UTD Steel Svc., Inc. Proj.), Ser.
             2000, (LOC: JP Morgan Chase), 3.85%, due 1/3/08                                                         115(u)(B)
      1,445  Vandalia Land Acquisition G.O. BANS, Ser. 2007,
             3.88%, due 8/22/08                                                                                    1,445
      1,120  Warren Co. IDR (PAC Mfg. Proj.), Ser. 2000, (LOC:
             Bank of America), 3.85%, due 1/2/08                                                     A-1+          1,120(u)(B)
        946  Wood Co. IDR (Reclamation Technologies), Ser.
             2006, (LOC: National City Bank), 3.54%, due 1/3/08                                                      946(u)(B)
                                                                                                                   7,287

OKLAHOMA (1.0%)
      5,530  Puttable Floating Option Tax Exempt Receipts
             (Floaters), Ser. 2007, (XLCA Insured), 3.70%, due
             1/3/08                                                                                                5,530(u)(r)

OREGON (0.1%)
        705  Marion Co. Hsg. Au. Rev. (Residence at Marian),
             Ser. 1997, (LOC: U.S. Bank), 3.64%, due 1/3/08                                          A-1+            705(u)(B)

PENNSYLVANIA (1.7%)
      3,935  Crawford Co. Ind. Dev. Au. Rev. (Acutec Precision),
             Ser. 2007, (LOC: National City Bank), 3.54%, due
             1/3/08                                                                                                3,935(u)(B)
      3,200  Fayette Co. Ind. Dev. Au. IDR (Coastal Lumber Co.
             Proj.), Ser. 2006, (LOC: Branch Banking & Trust
             Co.), 3.55%, due 1/3/08                                                                               3,200(u)(B)
      2,805  Lackawanna Co. Ind. Dev. Au. Rev. (Material
             Technology Proj.), Ser. 2006, (LOC: Wachovia Bank
             & Trust Co.), 3.60%, due 1/3/08                                                                       2,805(u)(B)
                                                                                                                   9,940

RHODE ISLAND (0.2%)
      1,080  Rhode Island St. Ind. Facs. Corp. IDR (Precision
             Turned Components Proj.), Ser. 2000, (LOC: Bank
             of America), 3.55%, due 1/2/08                                                          A-1+          1,080(u)(B)

SOUTH CAROLINA (1.6%)
      2,775  Jasper Co. BANS, Ser. 2007, 4.25%, due 2/15/08                                                        2,776
      3,000  South Carolina Jobs Econ. Dev. Au. Econ. Dev.
             Rev. (Advanced Composite Materials), Ser. 2007,
             (LOC: National Bank of South Carolina), 3.54%, due
             1/3/08                                                                                                3,000(u)

See Notes to Schedule of Investments

                                                              DECEMBER 31, 2007

SCHEDULE OF INVESTMENTS Municipal Master Series cont'd
------------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT                                    SECURITY(@@)                                RATING                 VALUE(++)
($000's omitted)                                                                             Moody's  S&P    ($000's omitted)
      1,000  South Carolina Jobs Econ. Dev. Au. Econ. Dev.
             Rev. (Blue Ridge Log Cabins LLC), Ser. 2007,
             (LOC: Branch Banking & Trust Co.), 3.55%, due 1/3/08                            VMIG1                 1,000(u)(B)
      1,985  South Carolina Jobs Econ. Dev. Au. Econ. Dev.
             Rev. (DCS Diversified Coating), Ser. 2002, (LOC:
             Branch Banking & Trust Co.), 3.55%, due 1/3/08                                  VMIG1                 1,985(u)(B)
        500  South Carolina Jobs Econ. Dev. Au. Econ. Dev.
             Rev. (Mancor Ind., Inc. Proj.), Ser. 1999, (LOC: PNC
             Bank), 3.51%, due 1/3/08                                                                              500(u)(B)
                                                                                                                   9,261

SOUTH DAKOTA (0.1%)
        125  Watertown IDR (SUPERVALU, Inc. Proj.), Ser.
             1994, (LOC: Wachovia Bank & Trust Co.),
             3.60%, due 1/2/08                                                                                       125(u)(B)
        210  Watertown IDR Ref. (Ramkota, Inc. Proj.), Ser.
             1993, (LOC: U.S. Bank), 3.65%, due 1/3/08                                                               210(u)(B)
                                                                                                                     335

TENNESSEE (4.6%)
      2,000  Blount Co. Pub. Bldg. Au., Ser. 2001 A-1B, (AMBAC
             Insured), 3.82%, due 1/2/08                                                     VMIG1                 2,000(u)(y)
      3,785  Franklin Co. IDB IDR (Zanini Proj.), Ser. 2005 B,
             (LOC: Regions Bank), 3.56%, due 1/3/08                                          VMIG1                 3,785(u)(B)
     14,265  Morgan Keegan Muni. Prod., Inc. Var. St. Trust
             Receipts, Ser. 2007 F, (LOC: BNP Paribas), 3.45%,
             due 1/3/08                                                                              A-1+         14,265(u)
      2,110  Rutherford Co. IDB IDR (Tenn. Farmers Coop.
             Proj.), Ser. 1999, (LOC: AMSouth Bank), 3.57%,
             due 1/3/08                                                                                            2,110(u)(B)
      3,200  Shelby Co. Hlth., Ed. & Hsg. Fac. Board Multi-Family
             Hsg. Rev. (Lexington), Ser. 2005 A, (LOC: Fannie
             Mae), 3.64%, due 1/3/08                                                         VMIG1                 3,200(u)
        730  Stewart Co. IDB Rev. (Synthetic Materials Proj.),
             Ser. 1999 C, (LOC: Citizens Bank), 3.60%, due
             1/3/08                                                                                                  730(u)(B)
        300  Stewart Co. IDB Rev. (Synthetic Materials Proj.),
             Ser. 1999 A, (LOC: Citizens Bank), 3.60%, due
             1/3/08                                                                                                  300(u)(B)
                                                                                                                  26,390

TEXAS (10.3%)
      4,660  Alliance Arpt. Au. Inc. Spec. Fac. Rev. (Floaters),
             Ser. 2007-2088, (LOC: Wells Fargo Bank & Trust
             Co.), 3.58%, due 1/3/08                                                                 A-1+          4,660(u)
        435  Bell Co. Hlth. Fac. Dev. Corp. Rev. (Hlth. Fac.
             Baptist Care, Inc.), Ser. 1998, (LOC: Broadway
             National Bank), 3.65%, due 1/3/08                                               VMIG1                   435(u)(B)(g)
      5,625  Bexar Co. Hsg. Fin. Corp. Multi-Family Hsg. Rev.,
             Ser. 2007-749CE, (LOC: Citigroup Global Markets),
             3.62%, due 1/3/08                                                               VMIG1                 5,625(u)
     20,000  Brazos River Harbor Navigation Dist. Brazoria Co.
             Rev. (BASF Corp. Proj.), Ser. 2001, 3.60%, due
             1/2/08                                                                                  A-1+         20,000(u)(B)
      1,300  Dallas Fort Worth Int'l Arpt. Rev. (Putters), Ser.
             2004-385, (FGIC Insured), 3.54%, due 1/3/08                                     VMIG1   A-1+          1,300(u)(o)
      1,600  Haltom City Ind. Dev. Corp. Rev. (Molded Prod. Co.
             Proj.), Ser. 1995, (LOC: Bank of America), 3.58%,
             due 1/2/08                                                                              A-1+          1,600(u)(B)


See Notes to Schedule of Investments

                                                              DECEMBER 31, 2007

SCHEDULE OF INVESTMENTS Municipal Master Series cont'd
------------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT                                    SECURITY(@@)                                RATING                 VALUE(++)
($000's omitted)                                                                             Moody's  S&P    ($000's omitted)
      1,500  Houston Arpt. Sys. Rev. (Floaters), Ser. 2006-
             1382X, (FGIC Insured), 3.70%, due 1/3/08                                        VMIG1                 1,500(u)(s)
      3,930  Houston Texas, Ser. 2007, (MBIA Insured), 3.51%,
             due 1/3/08                                                                              A-1+          3,930(u)(h)
      4,200  McAllen Ind. Dev. Au. Rev. (Ridge Sharyland), Ser.
             2000, 5.44%, due 1/3/08                                                                               4,246(u)
      8,200  Tarrant Co. Hsg. Fin. Corp. Rev. (Floaters), Ser.
             2007-2050, (LOC: Government National Mortgage
             Association), 3.55%, due 1/3/08                                                         A-1+          8,200(u)(s)
      7,960  Victory St. Pub. Fac. Corp. Multi-Family Rev., Ser.
             2007-832CE, (LOC: Citigroup Global Markets),
             3.62%, due 1/3/08                                                               VMIG1                 7,960(u)
                                                                                                                  59,456

VERMONT (1.0%)
      6,000  Vermont HFA Multi. Purp. Notes, Ser. 2007 D, (LOC:
             Calyon Bank), 3.85%, due 9/25/08                                                                      6,000

VIRGINIA (3.1%)
      2,500  Amherst Co. Econ. Dev. Au. IDR (Englands Stove
             Works Proj.), Ser. 2007, (LOC: Branch Banking &
             Trust Co.), 3.55%, due 1/3/08                                                                         2,500(u)(B)
      7,000  BB&T Muni. Trust Var. St. (Floaters), Ser. 2007-
             1006, (LOC: Branch Banking & Trust Co.), 3.60%,
             due 1/3/08                                                                      VMIG1                 7,000(u)
      2,210  Southampton Co. Ind. Dev. Au. Rev. (Feridies Proj.),
             Ser. 2006, (LOC: Branch Banking & Trust Co.),
             3.55%, due 1/3/08                                                                                     2,210(u)(B)
      3,000  Sussex Co. Ind. Dev. Au. IDR (McGill Env. Sys.),
             Ser. 2007, (LOC: Branch Banking & Trust Co.),
             3.55%, due 1/3/08                                                               VMIG1                 3,000(u)(B)
         80  Tazewell Co. Ind. Dev. Au. Rev. (Jennmar Corp.,
             Inc.), Ser. 2007, (LOC: PNC Bank), 3.51%, due
             1/3/08                                                                                                   80(u)(B)
      1,865  Virginia St. Hsg. Dev. Au. Commonwealth Mtge.
             (Merlots), Ser. 2006 C07, (LOC: Bank of New York),
             3.55%, due 1/2/08                                                                       A-1+          1,865(u)
      1,280  Wythe Co. Ind. Dev. Au. Rev. (Klockner-Pentaplast
             of America), Ser. 1989, (LOC: Landesbank Hessen-
             Thveringen Girozentrale), 3.59%, due 1/3/08                                                           1,280(u)(B)
                                                                                                                  17,935

WASHINGTON (3.5%)
     12,545  RBC Muni. Prod., Inc. Trust (Floaters), Ser. 2007
             C7, (LOC: Royal Bank of Canada), 3.59%, due
             1/3/08                                                                          VMIG1                12,545(u)
      7,395  Washington St. Hsg. Fin. Commission Multi-Family
             Hsg. Rev., Ser. 2007-10003CE, (LOC: Citigroup
             Global Markets), 3.62%, due 1/3/08                                              VMIG1                 7,395(u)
        300  Washington St. Hsg. Fin. Commission Non-Profit
             Rev. (Tacoma Art Museum Proj.), Ser. 2002, (LOC:
             Northern Trust Co.), 3.60%, due 1/2/08                                          VMIG1                   300(u)(B)
                                                                                                                  20,240

WISCONSIN (1.8%)
      2,000  Antigo Unified Sch. Dist. TRANS, Ser. 2007, 3.60%,
             due 10/30/08                                                                                          2,001
        425  Elkhorn IDR (Lanco Precision Plus Proj.), Ser. 1999,
             (LOC: Bank One), 3.75%, due 1/2/08                                                                      425(u)(B)
      1,800  Superior IDR (Amsoil, Inc. Proj.), Ser. 2007, (LOC:
             Wells Fargo Bank & Trust Co.), 3.52%, due 1/3/08                                        A-1+          1,800(u)(B)
      6,000  Whitehall IDR (Whitehall Specialties), Ser. 2007,
             (LOC: JP Morgan Chase), 3.65%, due 1/3/08                                                             6,000(u)(B)


See Notes to Schedule of Investments

                                                              DECEMBER 31, 2007

SCHEDULE OF INVESTMENTS Municipal Master Series cont'd
------------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT                                    SECURITY(@@)                                RATING                 VALUE(++)
($000's omitted)                                                                             Moody's  S&P    ($000's omitted)
        200  Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Meriter
             Hosp., Inc. Proj.), Ser. 2002, (LOC: Marshall &
             Ilsley), 3.80%, due 1/2/08                                                              A-1             200(u)(B)
                                                                                                                  10,426

WYOMING (0.9%)
      4,980  Campbell Co. IDR, Ser.2007, (LOC: Royal Bank of
             Canada), 3.65%, due 11/28/08                                                            A-1+          4,980(u)(B)

             TOTAL INVESTMENTS (100.7%)                                                                          580,541

             Liabilities, less cash, receivables and other assets [(0.7%)]                                       (3,840)

             TOTAL NET ASSETS (100.0%)                                                                         $576,701

See Notes to Schedule of Investments



                                                                                                 DECEMBER 31, 2007

SCHEDULE OF INVESTMENTS Prime Master Series
-------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT                                                                                 RATING           VALUE(tt)
($000's omitted)                                                                              Moody's  S&P       ($000's omitted)
CERTIFICATES OF DEPOSIT (14.6%)
     250,000  Bank of Scotland PLC, Yankee CD, 5.19%, due 1/7/08                              P-1    A-1+         250,000
     100,000  Barclays Bank NY, Yankee CD, 5.23%, due 1/2/08                                  P-1    A-1+         100,000
     200,000  BNP Paribas NY, Yankee CD, 5.03% & 5.12%, due 2/6/08 & 2/28/08                  P-1    A-1+         200,001
     160,000  Calyon NY, Yankee CD, 5.09%, due 1/25/08                                        P-1    A-1+         160,000
      50,000  HBOS Treasury Services PLC, Yankee CD, 5.50%, due 2/12/08                       P-1    A-1+          50,001
     300,000  Natixis NY, Yankee CD, 5.10% & 5.19%, due 2/19/08 & 3/18/08                     P-1    A-1+         300,000
     335,000  Royal Bank of Scotland, Yankee CD, 4.69% - 5.15%, due 1/30/08 - 3/27/08         P-1    A-1+         335,010
      75,000  Svenska Handelsbanken AB, Yankee CD, 5.13%, due 4/4/08                          P-1    A-1+          75,004
      90,000  Unicredito Italiano NY, Yankee CD, 5.60%, due 1/7/08                            P-1    A-1+          90,002
              TOTAL CERTIFICATES OF DEPOSIT                                                                     1,560,018

FLOATING RATE CERTIFICATES OF DEPOSIT (1.2%)(u)
      25,000  Barclays Bank NY, Floating Rate Yankee CD, 4.99%, due 1/16/08                   P-1    A-1+          24,999
      50,000  Calyon NY, Floating Rate Yankee CD, 3.11%, due 1/2/08                           P-1    A-1+          49,999
      52,000  Natixis NY, Floating Rate Yankee CD, 4.55%, due 1/2/08                          P-1    A-1+          51,999
              TOTAL FLOATING RATE CERTIFICATES OF DEPOSIT                                                         126,997

COMMERCIAL PAPER (42.3%)

ASSET BACKED (28.2%)
      50,000  Amstel Funding Corp., 5.75%, due 1/29/08                                        P-1    A-1+          49,784(n)
     125,000  Amsterdam Funding Corp., 5.70% & 5.80%, due 1/7/08 & 1/14/08                    P-1    A-1          124,872
     100,000  Atlantic Asset Securitization Corp., 6.05%, due 1/2/08                          P-1    A-1          100,000
     200,000  Cancara Asset Securitization Ltd., 5.17% & 5.60%, due 1/10/08 & 1/22/08         P-1    A-1+         199,574
     262,648  Chariot Funding LLC, 4.80% - 5.80%, due 1/9/08 - 1/24/08                        P-1    A-1          262,083
      63,500  CRC Funding LLC, 5.10%, due 1/25/08                                             P-1    A-1+          63,293
     184,190  Crown Point Capital Co., 5.10% & 5.80%, due 1/22/08 & 2/7/08                    P-1    A-1          183,478
     165,000  Dexia Delaware LLC, 5.00% & 5.07%, due 1/2/08 & 1/3/08                          P-1    A-1+         164,982
      60,393  Fairway Finance, 5.00%, due 1/15/08                                             P-1    A-1           60,284
     160,000  Galleon Capital LLC, 4.65%, due 1/2/08                                          P-1    A-1          160,000
      70,000  Grampian Funding LLC, 5.01%, due 1/22/08                                        P-1    A-1+          69,805(n)
     144,776  Jupiter Securitization Corp., 5.32% - 5.80%, due 1/11/08 - 1/25/08              P-1    A-1          144,514
     145,170  Lexington Parker Capital Corp., 5.08% - 5.50%, due 1/11/08 - 2/14/08            P-1    A-1          144,401
     100,000  Morgan Stanley, 5.06%, due 4/14/08                                              P-1    A-1+          98,552
     135,000  Nordea Bank NA, 4.83% & 4.96%, due 2/29/08 & 3/10/08                            P-1    A-1+         133,882
     333,000  North Sea Funding BV LLC, 7.00%, due 1/2/08                                     P-1    A-1+         333,000
      15,032  Old Line Funding LLC, 5.25%, due 1/4/08                                         P-1    A-1+          15,028

See Notes to Schedule of Investments



                                                                                                 DECEMBER 31, 2007

SCHEDULE OF INVESTMENTS Prime Master Series cont'd
--------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT                                                                                    RATING        VALUE(tt)
($000's omitted)                                                                              Moody's  S&P       ($000's omitted)
     146,000  Park Avenue Receivables Co. LLC, 5.60% & 5.75%, due 1/15/08 & 1/22/08           P-1    A-1          145,593
      40,000  Picaros Funding PLC, 5.17%, due 2/21/08                                         P-1    A-1+          39,713
      34,400  Regency Markets No.1 LLC, 5.18%, due 1/15/08                                    P-1    A-1           34,336
     113,178  Thames Asset Securitization LLC, 5.75%, due 1/15/08                             P-1    A-1          112,943
      39,219  Thunder Bay Funding, Inc., 4.68%, due 3/10/08                                   P-1    A-1           38,872
      50,000  Variable Funding Capital Corp., 5.30%, due 1/18/08                              P-1    A-1+          49,882
     288,826  Yorktown Capital, 5.10% - 6.00%, due 1/2/08 - 1/9/08                            P-1    A-1+         288,774

                                                                                                                3,017,645
BANKING (14.1%)
     200,000  Allied Irish Banks PLC, 5.09%, due 1/18/08                                      P-1    A-1          199,548
     225,000  Barclays U.S. Funding Corp., 4.72% - 5.35%, due 2/19/08 - 4/24/08               P-1    A-1+         223,063
     175,000  BNP Paribas NY, 4.95%, due 2/20/08                                              P-1    A-1+         173,821
      50,000  Calyon NY, 4.78%, due 1/22/08                                                   P-1    A-1+          49,867
     140,000  Dexia Bank, 5.01% & 5.43%, due 2/25/08 & 3/17/08                                P-1    A-1+         139,439
     200,000  Grampian Funding LLC, 4.85% & 5.22%, due 1/7/08 & 2/27/08                       P-1    A-1+         199,173
      85,000  JP Morgan Chase, 4.99%, due 3/3/08                                              P-1    A-1+          84,281
     150,000  Societe Generale NA, 4.77% & 4.87%, due 2/1/08 & 3/19/08                        P-1    A-1+         149,082
     295,000  UBS Finance, Inc., 4.96% - 5.46%, due 1/14/08 - 3/27/08                         P-1    A-1+         292,016

                                                                                                                1,510,290
              TOTAL COMMERCIAL PAPER                                                                            4,527,935

CORPORATE DEBT SECURITIES (0.6%)

BANKING (0.6%)
      16,320  Citigroup, Inc., Senior Unsecured Medium-Term Notes, 3.50%, due 2/1/08          P-1    A-1+          16,296
      50,000  Sigma Finance, Inc., Guaranteed Medium-Term Notes, 5.43%, due 8/5/08            P-1    A-1+          50,000(n)

                                                                                                                   66,296
              TOTAL CORPORATE DEBT SECURITIES                                                                      66,296

FLOATING RATE CORPORATE DEBT SECURITIES (19.3%)(u)

ASSET BACKED (8.4%)
      42,000  Beta Finance, Inc., Guaranteed Floating Rate Medium-Term Notes, 4.37%, due
              1/2/08                                                                          P-1    A-1+          42,000(n)
      50,000  Dorada Finance, Inc., Floating Rate Medium-Term Notes, 5.23%, due 1/7/08        P-1    A-1+          50,002(n)
     167,300  K2 (USA) LLC, Guaranteed Floating Rate Medium-Term Notes, 4.93% - 5.10%,
              due 1/22/08 - 3/17/08                                                           P-1    A-1+         167,301(n)
     100,000  Links Finance LLC, Floating Rate Medium-Term Notes, 4.32%  , due 1/2/08         P-1    A-1+          99,994(n)
     115,000  Parkland (USA) LLC, Floating Rate Medium-Term Notes, 4.32% - 4.96%, due
              1/2/08 - 3/31/08                                                                P-1    A-1+         114,995(n)
     130,000  Sigma Finance, Inc., Guaranteed Floating Rate Medium-Term Notes, 4.32% &
              4.34%, due 1/2/08                                                               P-1    A-1+         130,002(n)
      20,000  Sigma Finance, Inc., Floating Rate Medium-Term Notes, 5.07%, due 1/25/08        P-1    A-1+          20,000(n)
      50,000  Toyota Motor Credit Corp., Unsecured Floating Rate Medium-Term Notes, Ser.
              B, 3.14%, due 1/2/08                                                            P-1    A-1+          50,008
     125,000  Toyota Motor Credit Corp., Floating Rate Medium-Term Notes, Ser. B, 4.07%
              & 4.32%, due 1/2/08                                                             P-1    A-1+         125,003
      35,000  Westpac Banking Corp., Floating Rate Notes, 5.24%, due 1/7/08                   P-1    A-1+          35,000(n)


See Notes to Schedule of Investments



                                                                                                 DECEMBER 31, 2007

SCHEDULE OF INVESTMENTS Prime Master Series cont'd
--------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                                                                 RATING           VALUE(tt)
($000's omitted)                                                                              Moody's  S&P     ($000's omitted)
      60,000  Whistlejacket Capital LLC, Floating Rate Medium-Term Notes, 4.98%, due
              1/15/08                                                                          P-1    A-1+         59,996(n)

                                                                                                                  894,301

BANKING (8.0%)
     170,000  Bank of America NA, Floating Rate Bank Notes, 4.32%, due 1/2/08                 P-1    A-1+         170,000
       5,100  Bank of America NA, Senior Floating Rate Bank Notes, 4.87%, due 1/25/08         P-1    A-1+           5,098
      40,000  Bank of New York, Senior Floating Rate Medium-Term Notes, 5.24%, due
              1/10/08                                                                         P-1    A-1           40,002(n)
      35,000  Credit Suisse First Boston, Guaranteed Floating Rate Notes, 5.35%, due
              1/2/08                                                                          P-1    A-1+          35,020
       9,000  HSBC Finance Corp., Floating Rate Mediuim-Term Notes, 5.39%, due 1/9/08         P-1    A-1+           9,000
      91,900  HSBC Finance Corp., Senior Unsecured Floating Rate Notes, 5.12%, due
              3/17/08                                                                         P-1    A-1+          91,910
      40,000  Merrill Lynch & Co., Senior Unsecured Floating Rate Medium-Term Notes,
              4.98%, due 2/22/08                                                              P-1    A-1           39,927
     170,000  National City Bank, Floating Rate Bank Notes, 4.36% - 5.18%, due 1/2/08 -
              1/25/08                                                                         P-1    A-1          170,002
      44,000  National City Bank, Floating Rate Medium-Term Bank Notes, 4.93%, due
              2/5/08                                                                          P-1    A-1           44,012
      40,000  PNC Bank, Floating Rate Bank Notes, 5.17%, due 1/2/08                           P-1    A-1+          40,000
      40,000  Royal Bank of Canada, Floating Rate Medium-Term Notes, 5.22%, due 1/2/08        P-1    A-1+          40,000(n)
      50,000  Wachovia Bank NA, Senior Floating Rate Bank Notes, 4.98%, due 1/25/08           P-1    A-1+          50,000
       5,000  Wachovia Corp., Senior Floating Rate Notes, 5.03%, due 1/30/08                  P-1    A-1+           5,000
      28,000  Wells Fargo & Co., Floating Rate Notes, 5.11%, due 1/15/08                      P-1    A-1+          28,000(n)
      80,000  Wells Fargo & Co., Floating Rate Medium-Term Notes, 5.08%, due 1/18/08          P-1    A-1+          79,995
       9,700  World Savings Bank, Floating Rate Bank Notes, 5.24%, due 1/8/08                 P-1    A-1+           9,701
                                                                                                                  857,667
CONGLOMERATE (1.6%)
     175,000  General Electric Capital Corp., Senior Unsecured Floating Rate Medium-Term
              Notes, Ser. A, 5.20%, due 1/15/08                                               P-1    A-1+         174,993

FINANCIAL SERVICES (1.3%)
      13,384  American Express Bank FSB, Senior Unsecured Floating Rate Bank Notes,
              5.00%, due 1/18/08                                                              P-1    A-1           13,384
      25,000  Bear Stearns Co., Inc., Senior Unsecured Floating Rate Medium-Term Notes,
              5.24%, due 1/14/08                                                              P-1    A-1           25,000
      15,000  Merrill Lynch & Co., Floating Rate Medium-Term Bonds, Ser. C, 4.71%, due
              1/2/08                                                                          P-1    A-1           15,011
      75,000  Merrill Lynch & Co., Senior Unsecured Floating Rate Notes, 5.14%, due
              1/18/08                                                                         P-1    A-1           75,000
      15,000  Morgan Stanley, Senior Floating Rate Notes, 5.35%, due 1/3/08                   P-1    A-1+          15,005

                                                                                                                  143,400

              TOTAL FLOATING RATE CORPORATE DEBT SECURITIES                                                     2,070,361

PROMISSORY NOTES (0.5%)(u)
      50,000  Goldman Sachs Group, 5.35%, due 1/2/08                                          P-1    A-1+          50,000(#)


See Notes to Schedule of Investments


                                                                                                 DECEMBER 31, 2007

SCHEDULE OF INVESTMENTS Prime Master Series cont'd
--------------------------------------------------
(UNAUDITED)

PRINCIPAL AMOUNT                                                                                RATING               VALUE(tt)
($000's omitted)                                                                              Moody's  S&P       ($000's omitted)
ASSET-BACKED SECURITIES (0.2%)
      16,291  BMW Vehicle Lease Trust, Ser. 2007-1 Class A1, 5.06%, due 7/15/08               P-1    A-1+          16,291
         172  Capital Auto Receivables Asset Trust, Ser. 2007-1, Class A1, 5.32%, due
              5/15/08                                                                         P-1                     172(n)
              TOTAL ASSET-BACKED SECURITIES                                                                        16,463

REPURCHASE AGREEMENTS (21.0%)
     400,000  Bank of America Repurchase Agreement, 4.40%, due 1/2/08, dated 12/31/07,
              Maturity Value $400,097,778, Collateralized by $556,499,564, Fannie Mae,
              5.00%, due 6/1/35 (Collateral Value $408,000,000)                                                   400,000
     200,000  Bank of America Repurchase Agreement, 4.60%, due 1/2/08, dated 12/31/07,
              Maturity Value $200,051,111, Collateralized by $191,364,953, various Corporate
              Bonds, 3.25% - 11.50%, due 1/15/08 - 9/30/66 and $8,672,000, various Medium-
              Term Notes, 4.60% - 8.25%, due 10/8/08 - 3/15/37 (Collateral Value
              $206,000,000)                                                                                       200,000
     200,000  Barclays Capital Repurchase Agreement, 4.60%, due 1/2/08, dated 12/31/07,
              Maturity Value $200,051,111, Collateralized by $206,000,000, Asset Backed
              Security, 0.00%, due 7/25/52 (Collateral Value $206,000,000)                                        200,000
     150,000  Goldman Sachs Repurchase Agreement, 4.58%, due 1/2/08, dated 12/31/07,
              Maturity Value $150,038,167, Collateralized by 4,527,833, shares of various
              Equity Securities (Collateral Value $157,500,005)                                                   150,000
     100,000  Goldman Sachs Repurchase Agreement, 4.62%, due 1/2/08, dated 12/31/07,
              Maturity Value $100,025,667, Collateralized by 403,068, shares of various
              Equity Securities (Collateral Value $105,000,043)                                                   100,000
     100,000  Goldman Sachs Repurchase Agreement, 4.63%, due 1/2/08, dated 12/31/07,
              Maturity Value $100,025,722, Collateralized by $2,401,746,973, Fannie Mae,
              0.00% - 7.50%, due 2/25/29 - 11/25/46 and $437,780,744, Freddie Mac, 0.00% -
              5.50%, due 8/1/37 - 10/25/44 (Collateral Value $103,318,721)                                        100,000
     310,600  Goldman Sachs Repurchase Agreement, 4.65%, due 1/2/08, dated 12/31/07,
              Maturity Value $310,680,238, Collateralized by $660,000,000, Fannie Mae, 1.69%
              - 1.79%, due 4/25/36 - 6/25/36 and $266,016,114, Freddie Mac, 0.00% - 6.00%,
              due 1/15/29 - 6/15/37 (Collateral Value $320,567,269)                                               310,600
     425,000  Merrill Lynch Repurchase Agreement, 4.50%, due 1/2/08, dated 12/31/07,
              Maturity Value $425,106,250, Collateralized by $775,624,333, Fannie Mae, 4.50%
              - 5.50%, due 11/1/20 - 4/1/37 (Collateral Value $433,502,479)                                       425,000
     250,000  Merrill Lynch Repurchase Agreement, 4.60%, due 1/2/08, dated 12/31/07,
              Maturity Value $250,063,889, Collateralized by 120,000, shares of an Equity
              Security (Collateral Value $272,010,000)                                                            250,000
     115,000  Merrill Lynch Repurchase Agreement, 4.65%, due 1/2/08, dated 12/31/07,
              Maturity Value $115,029,708, Collateralized by $117,938,000, Commerical Paper,
              due 2/11/08 (Collateral Value $117,302,456)                                                          115,000
              TOTAL REPURCHASE AGREEMENTS                                                                        2,250,600

See Notes to Schedule of Investments



                                                                                                 DECEMBER 31, 2007


SCHEDULE OF INVESTMENTS Prime Master Series cont'd
--------------------------------------------------
(UNAUDITED)


              TOTAL INVESTMENTS (99.7%)                                                                         10,668,670

              Cash, receivables and other assets, less liabilities (0.3%)                                           32,277

              TOTAL NET ASSETS (100.0%)                                                                        $10,700,947

See Notes to Schedule of Investments

                                                                                                                   DECEMBER 31, 2007

SCHEDULE OF INVESTMENTS Tax-Exempt Master Series
------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT                                                          RATING                    VALUE ++
($000's omitted)             SECURITY @@                             Moody's     S&P           ($000's omitted)
ALABAMA (0.3%)
              1,600  Gulf Shores Med. Clinic Board Rev. (Colonial
                     Pinnacle MOB Proj.), Ser. 2007, (LOC:
                     Regions Bank), 3.52%, due 1/3/08                P-1                            1,600(u)(B)
              1,145  Lee Co. Ind. Dev. Au. Rev. (Lifesouth Comm.
                     Blood Ctr.), Ser. 2001, (LOC: SunTrust
                     Bank), 3.49%, due 1/2/08                        VMIG1                          1,145(u)(B)
              3,100  Mobile IDB PCR Ref. (Alabama Pwr. Co.
                     Proj.), Ser. 1994, 3.75%, due 1/2/08            VMIG1       A-1                3,100(u)(B)
                                                                                                    5,845

ALASKA (0.1%)
              1,750  Alaska Ind. Dev. & Export Au. Rev., Ser.
                     2007-10311, (FSA Insured), 3.55%, due 1/3/08                A-1+               1,750(u)

ARIZONA (1.5%)
              5,800  ABN Amro Munitops Cert. Trust Rev., Ser.
                     2005-49, (MBIA Insured), 3.49%, due 1/3/08      VMIG1                          5,800(u)(c)
             19,540  Arizona Hlth. Fac. Au. Hosp. Sys. Rev., Ser.
                     2007-10241CE, (LOC: Citigroup Global
                     Markets), 3.50%, due 1/3/08                     VMIG1                         19,540(u)
             10,000  Scottsdale Ind. Dev. Au. Hosp. Rev., Ser.
                     2006-578CE, (LOC: Citigroup Global Markets),
                     3.50%, due 1/3/08                               VMIG1                         10,000(u)
                                                                                                   35,340

ARKANSAS (0.8%)
             11,500  ABN Amro Munitops Cert. Trust Rev., Ser.
                     2006-12, (FGIC Insured), 3.49%, due 1/3/08      VMIG1                         11,500(n)(u)(c)
              6,330  North Little Rock Residential Hsg. Fac.
                     Board Multi-Family Rev. (Floaters), Ser.
                     2004-PA1254, (LOC: Government National
                     Mortgage Association), 3.70%, due 1/3/08        VMIG1                          6,330(u)(r)
                                                                                                   17,830

CALIFORNIA (5.6%)
              4,200  Austin Trust St. Cert., Ser. 2007-315, (LOC:
                     State Street Bank & Trust Co.), 3.48%, due
                     1/3/08                                          VMIG1                          4,200(u)(c)
             25,685  California St. Dept. Wtr. Res. Pwr. Supply
                     Rev. (Putters), Ser. 2007-1784B, (LOC: JP
                     Morgan Chase), 3.62%, due 1/3/08                VMIG1                         25,685(u)
             24,170  California St. Muni. Sec. Trust Receipts,
                     Ser. 2001-135, (AMBAC Insured), 3.70%, due
                     1/2/08                                                      A-1+              24,170(u)(t)
              1,965  California Statewide Comm. Dev. Au. Rev.
                     (Floaters), Ser. 2007-2089, (LOC: Wells
                     Fargo Bank & Trust Co.), 3.52%, due 1/3/08      VMIG1                          1,965(u)
             22,450  JP Morgan Chase & Co. (Putters), Ser.
                     2007-2382P, (LOC: JP Morgan Chase), 3.59%,
                     due 1/3/08                                                                    22,450(u)
              8,745  Muni. Sec. Trust Cert., Ser. 2001-135A,
                     (FGIC Insured), 3.70%, due 1/2/08                           A-1                8,745(n)(u)(e)
             22,795  Muni. Sec. Trust Cert., Ser. 2000-96A,
                     (AMBAC Insured), 3.49%, due 1/3/08                          A-1               22,795(n)(u)(e)
              7,800  Northern California Gas Au. Number 1 Gas
                     Proj. Rev. (Floaters), Ser. 2007-55, (LOC:
                     Goldman Sachs), 3.48%, due 1/3/08                                              7,800(u)
              4,255  Puttable Floating Option Tax Exempt Receipts
                     (Floaters), Ser. 2006-EC001, (LOC: Merrill
                     Lynch Capital Markets), 3.62%, due 1/3/08                                      4,255(u)


See Notes to Schedule of Investments

                                                                                                                   DECEMBER 31, 2007

SCHEDULE OF INVESTMENTS Tax-Exempt Master Series cont'd
-------------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT                                                          RATING                    VALUE ++
($000's omitted)             SECURITY @@                             Moody's     S&P           ($000's omitted)
              4,635  San Mateo Co. Comm. College Dist. G.O.
                     (Merlots), Ser. 2007-D57, (MBIA Insured),
                     3.48%, due 1/2/08                                           A-1+               4,635(u)(v)
                                                                                                  126,700
COLORADO (5.2%)
              4,300  Adams 12 Five Star Sch. (Putters), Ser.
                     2007-1728, (MBIA Insured), 3.51%, due 1/3/08    VMIG1                          4,300(u)(o)
              4,705  Broomfield Cert. Participation (Floaters),
                     Ser. 2002-1643, (AMBAC Insured), 3.59%, due
                     1/3/08                                                                         4,705(u)(r)
              1,500  Central Platte Valley Metro. Dist., Ser.
                     2006, (LOC: BNP Paribas), 3.50%, due 12/1/08                A-1+               1,500(u)
              9,875  Colorado Ed. & Cultural Fac. Au. Rev.
                     (Colorado Christian Univ. Proj.), Ser. 2004,
                     (LOC: Evangelical Christian Credit Union),
                     3.47%, due 1/3/08                                           A-1+               9,875(u)(B)(w)
              3,625  Colorado Ed. & Cultural Fac. Au. Rev.
                     (Emmanuel Sch. Religion Proj.), Ser. 2006,
                     (LOC: AmSouth Bank), 3.47%, due 1/3/08          VMIG1                          3,625(u)(B)
             24,245  Colorado Hlth. Fac. Au. Retirement Fac. Rev.
                     (Merlots), Ser. 2007-D56, (LOC: Wachovia
                     Bank & Trust Co.), 3.50%, due 1/2/08                        A-1+              24,245(u)
              2,950  Colorado Hlth. Fac. Au. Rev.  (Volunteers of
                     America), Ser. 2007-A, (LOC: Morgan
                     Stanley), 5.88%, due 7/1/28 Pre-Refunded
                     7/1/08                                                                         3,048(B)
              5,350  Commerce City Northern Infrastructure Gen.
                     Imp. Dist. G.O., Ser. 2006, (LOC: U.S.
                     Bank), 3.47%, due 1/3/08                                    A-1+               5,350(u)
             20,000  Dawson Ridge Metro. Dist. Number 1
                     (Merlots), Ser. 2007-D03, (LOC: Wachovia
                     Bank & Trust Co.), 3.56%, due 1/2/08            VMIG1                         20,000(u)
             25,000  Denver City & Co. Arpt. Rev., Ser. 2007-G2,
                     (AGC Insured), 3.40%, due 1/2/08                VMIG1       A-1+              25,000(u)(s)
              5,040  Denver City & Co. Arpt. Rev. (Floaters),
                     Ser. 2006-63TP, (FGIC Insured), 3.48%, due
                     1/3/08                                                                         5,040(u)(m)
              7,485  Deutsche Bank Spears/Lifers Trust Var. St.
                     (Colorado Hlth. Facs. Au.), Ser. 2007-132,
                     (LOC: Deutsche Bank), 3.60%, due 1/3/08                                        7,485(u)
              5,385  Summit Co. Sch. Dist. G.O., Ser. 2004-6513,
                     (FGIC Insured), 3.55%, due 1/3/08               VMIG1                          5,385(u)(i)
                                                                                                  119,558

DELAWARE (0.1%)
              2,585  New Castle Co. Std. Hsg. Rev. (University
                     Courtyard Apts.), Ser. 2005, (LOC: Bank of
                     New York), 3.48%, due 1/3/08                    VMIG1                          2,585(u)(B)

DISTRICT OF COLUMBIA (0.3%)
              2,075  District of Columbia G.O. (Merlots), Ser.
                     2001-A127, (MBIA Insured), 3.50%, due 1/2/08                A-1+               2,075(u)(v)
              2,235  District of Columbia Rev. (Maret Sch.,
                     Inc.), Ser. 2003, (LOC: SunTrust Bank),
                     3.44%, due 1/2/08                               VMIG1                          2,235(u)(B)
              1,435  District of Columbia Wtr. & Swr. Au. Pub.
                     Util. Rev. (Floaters), Ser. 2006-3494, (FSA
                     Insured), 3.48%, due 1/3/08                                                    1,435(u)(l)
                                                                                                    5,745

FLORIDA (8.3%)
              9,045  Alachua Co. Sch. Board Cert. Participation,
                     Ser. 2004, (AMBAC Insured), 3.51%, due
                     1/3/08                                          VMIG1       A-1+               9,045(u)(d)
             14,080  Broward Co. Professional Sports Fac. Tax
                     Rev. (Floaters), Ser. 2007-1939, (AMBAC
                     Insured), 3.50%, due 1/3/08                                                   14,080(u)(s)

See Notes to Schedule of Investments

                                                                                                                   DECEMBER 31, 2007

SCHEDULE OF INVESTMENTS Tax-Exempt Master Series cont'd
-------------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT                                                          RATING                    VALUE ++
($000's omitted)             SECURITY @@                             Moody's     S&P           ($000's omitted)
              7,700  Deutsche Bank Spears/Lifers Trust Var. St.
                     Rev. (Manatee Co.), Ser. 2007-243, (MBIA
                     Insured), 3.49%, due 1/3/08                                 A-1+               7,700(u)(k)
              2,755  Eclipse Funding Trust (Solar Eclipse-Palm
                     Bay Sales), Ser. 2006-0136, (FSA Insured),
                     3.48%, due 1/3/08                                           A-1+               2,755(u)(uu)
              8,980  Eclipse Funding Trust (Solar Eclipse-Winter
                     Haven Utils. Sys.), Ser. 2006-0054, (MBIA
                     Insured), 3.48%, due 1/3/08                                 A-1+               8,980(n)(u)(uu)
              2,690  Florida St. Board of Ed. Muni. Sec. Trust
                     Receipts, Ser. 2003-SGA138, (MBIA Insured),
                     3.48%, due 1/2/08                                           A-1+               2,690(u)(t)
             40,105  Florida St. Dept. Env. Protection
                     Preservation Rev. (Floaters), Ser.
                     2005-3335, (MBIA Insured), 3.61%, due 1/3/08    VMIG1                         40,105(u)(r)
             14,000  Martin Co. PCR (Florida Pwr. & Lt. Proj.),
                     Ser. 2000, 3.77%, due 1/2/08                    VMIG1       A-1               14,000(u)(B)
              7,900  Miami-Dade Co. Sch. Board Cert.
                     Participation, Ser. 2007-12042, (FSA
                     Insured), 3.56%, due 1/3/08                     VMIG1       A-1+               7,900(u)(i)
              1,000  Miami-Dade Co. Sch. Board Cert.
                     Participation (Putters), Ser. 2006-1317,
                     (AMBAC Insured), 3.50%, due 1/3/08                          A-1+               1,000(u)(o)
             11,930  Muni. Sec. Trust Cert., Ser. 2007-9032A,
                     (AMBAC Insured), 3.52%, due 1/3/08                          A-1               11,930(n)(u)(e)
              8,760  Muni. Sec. Trust Cert., Ser. 2002-9049A,
                     (MBIA Insured), 3.52%, due 1/3/08                           A-1                8,760(n)(u)(e)
             13,890  Muni. Sec. Trust Cert., Ser. 2007-7061A,
                     (LOC: Bear Stearns), 3.54%, due 1/3/08                      A-1               13,890(n)(u)
              8,610  Muni. Sec. Trust Cert. G.O., Ser.
                     2007-9068A, (MBIA Insured), 3.52%, due
                     1/3/08                                                      A-1                8,610(n)(u)(e)
              9,030  Orlando Util. Commission Wtr. & Elec. Rev.
                     (Floaters), Ser. 2006-3791, (LOC: Dexia
                     Credit Locale de France), 3.51%, due 1/3/08                                    9,030(u)
              7,000  Puttable Floating Option Tax Exempt Receipts
                     (Floaters) (Palm Beach Co. Sch. Board), Ser. 2007-3966,
                     (AMBAC Insured), 3.61%, due
                     1/3/08                                                                         7,000(u)(r)
             15,355  Puttable Floating Option Tax Exempt Receipts
                     (Floaters) (South Miami Hlth. Fac. Au.), Ser. 2007-1498,
                     (LOC: Merrill Lynch Capital
                     Markets), 3.57%, due 1/3/08                                 A-1               15,355(u)
              7,200  Sunshine St. Governmental Fin. Commission
                     Rev., Ser. 1986, (AMBAC Insured), 3.75%, due
                     1/2/08                                          VMIG1                          7,200(u)(l)
                                                                                                  190,030

GEORGIA (1.5%)
              7,555  Athens Area Fac. Corp. Cert. Participation,
                     Ser. 2007-R11107, (LOC: Citibank, N.A.),
                     3.50%, due 1/3/08                               VMIG1                          7,555(u)
              3,135  De Kalb Co. Wtr. & Swr. Rev., Ser. 2006-567,
                     (LOC: Citibank, N.A.), 3.50%, due 1/3/08        VMIG1                          3,135(u)
                500  Gwinnett Co. Dev. Au. Rev. (Greater Atlanta
                     Christian), Ser. 1998, (LOC: SunTrust Bank),
                     3.44%, due 1/2/08                                                                500(u)(B)
              2,500  Marietta Hsg. Au. Multi-Family Rev.
                     (Franklin Walk Apts. Proj.), Ser. 1990,
                     (LOC: Freddie Mac), 3.69%, due 1/3/08           VMIG1                          2,500(u)(B)
              4,715  Muni. Elec. Au. Spec. Oblig., Ser.
                     1994-SGA1, (MBIA Insured), 3.48%, due 1/2/08                A-1+               4,715(u)(t)

See Notes to Schedule of Investments

                                                                                                                   DECEMBER 31, 2007

SCHEDULE OF INVESTMENTS Tax-Exempt Master Series cont'd
-------------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT                                                          RATING                    VALUE ++
($000's omitted)             SECURITY @@                             Moody's     S&P           ($000's omitted)
              3,995  Puttable Floating Option Tax Exempt Receipts
                     (Floaters), Ser. 2007-4174, (AMBAC Insured),
                     3.51%, due 1/3/08                                                              3,995(u)(l)
             11,480  Richmond Co. Dev. Au. Rev., Ser.
                     2007-10025Z, (LOC: Citigroup Global
                     Markets), 3.51%, due 1/3/08                                 A-1+              11,480(u)(B)
                                                                                                   33,880

ILLINOIS (9.3%)
              5,200  Chicago Board Ed. G.O., Ser. 2004-C1, (FSA
                     Insured), 3.75%, due 1/2/08                     VMIG1       A-1+               5,200(u)(j)
              8,030  Chicago Board Ed. G.O. (Floaters), Ser.
                     2006-3620, (AMBAC Insured), 3.48%, due
                     1/3/08                                                                         8,030(u)(l)
             13,165  Chicago G.O., Ser. 2007-9192, (MBIA
                     Insured), 3.50%, due 1/3/08                                 A-1+              13,165(u)(i)
              7,145  Chicago O'Hare Int'l. Arpt. Rev., Ser.
                     2005-189, (FGIC Insured), 3.56%, due 1/3/08                                    7,145(u)(k)
              5,080  Chicago O'Hare Int'l. Arpt. Rev. (Floaters),
                     Ser. 2007-1933, (FGIC Insured), 3.67%, due
                     1/3/08                                          VMIG1                          5,080(u)(s)
              3,845  De Witt Ford Co. Comm. College Dist. Number
                     540 (Merlots), Ser. 2007-D13, (FSA Insured),
                     3.50%, due 1/2/08                               VMIG1                          3,845(u)(v)
             16,520  Deutsche Bank Spears/Lifers Trust Var. St.
                     (Chicago Illinois Board), Ser. 2007-315,
                     (FGIC Insured), 3.50%, due 1/3/08                                             16,520(u)(k)
             14,180  Deutsche Bank Spears/Lifers Trust Var. St.
                     (Chicago Illinois Board), Ser. 2007-316,
                     (FGIC Insured), 3.50%, due 1/3/08                                             14,180(u)(k)
             15,670  Deutsche Bank Spears/Lifers Trust Var. St.
                     (Chicago), Ser. 2007-308, (FGIC Insured),
                     3.50%, due 1/3/08                                                             15,670(u)(k)
              4,555  Deutsche Bank Spears/Lifers Trust Var. St.
                     (Chicago), Ser. 2007-346, (FGIC Insured),
                     3.56%, due 1/3/08                                                              4,555(u)(k)
              3,815  Deutsche Bank Spears/Lifers Trust Var. St.
                     (Northern Illinois Muni.), Ser. 2007-320,
                     (MBIA Insured), 3.49%, due 1/3/08                                              3,815(u)(k)
              8,000  Illinois Fin. Au. Rev. (Clare Oaks), Ser.
                     2006 D, (LOC: Sovereign Bank), 3.45%, due
                     1/3/08                                                                         8,000(u)(B)(b)
              1,900  Illinois Fin. Au. Rev. (IIT Research
                     Institute), Ser. 2004, (LOC: Fifth Third
                     Bank), 3.44%, due 1/3/08                        VMIG1                          1,900(u)(B)
              1,850  Illinois Fin. Au. Rev. (Lawrence Hall Youth
                     Svcs.), Ser. 2006, (LOC: Fifth Third Bank),
                     3.44%, due 1/4/08                               VMIG1                          1,850(u)(B)
              5,000  Lake Co. Sch. Dist. Number 109 Deerfield
                     Rev., Ser. 2006, (LOC: JP Morgan Chase),
                     3.43%, due 1/2/08                               VMIG1                          5,000(u)
              4,000  Metro. Pier & Expo. Au. Hospitality Fac.
                     Rev. (Floaters), Ser. 2006-3554, (LOC: Dexia
                     Credit Locale de France), 3.48%, due 1/3/08                                    4,000(u)
              8,260  Muni. Sec. Trust Cert., Ser. 2007-347A, (FSA
                     Insured), 3.52%, due 1/3/08                     VMIG1                          8,260(n)(u)(e)
             10,670  Muni. Sec. Trust Cert., Ser. 2005-237A,
                     (FGIC Insured), 3.54%, due 1/3/08               VMIG1                         10,670(n)(u)(e)
              8,485  Muni. Sec. Trust Cert., Ser. 2005-248A,
                     (FGIC Insured), 3.57%, due 1/3/08               VMIG1                          8,485(n)(u)(e)
             26,765  Puttable Floating Option Tax Exempt
                     Receipts, Ser. 2007-4247, (FSA Insured),
                     3.59%, due 1/1/27                                                             26,765(u)(r)
              2,640  Quad Cities Reg. Econ. Dev. Au. Rev. (Two
                     Rivers YMCA Proj.), Ser. 2002, (LOC: U.S.
                     Bank), 3.80%, due 1/2/08                                    A-1+               2,640(u)(B)
              5,905  Reg. Trans. Au. G.O. (Floaters), Ser.
                     2006-3735, (MBIA Insured), 3.70%, due 1/3/08                                   5,905(u)(l)

See Notes to Schedule of Investments

                                                                                                                   DECEMBER 31, 2007

SCHEDULE OF INVESTMENTS Tax-Exempt Master Series cont'd
-------------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT                                                          RATING                    VALUE ++
($000's omitted)             SECURITY @@                             Moody's     S&P           ($000's omitted)
              3,800  Reg. Trans. Au. G.O. (Merlots), Ser.
                     2007-D62, (MBIA Insured), 3.50%, due 1/2/08                 A-1+               3,800(u)(v)
              8,430  Reg. Trans. Au. G.O. (Merlots), Ser.
                     2002-A24, (MBIA Insured), 3.50%, due 1/2/08     VMIG1                          8,430(u)(d)
              7,100  Rockford (Wesley Willows Oblig. Group), Ser.
                     2007, (LOC: Marshall & Illsley), 3.73%, due
                     1/2/08                                                      A-1                7,100(u)(B)
             11,445  Romeoville Rev. (Lewis Univ.), (LOC: JP
                     Morgan Chase), 3.75%, due 1/2/08                VMIG1                         11,445(u)(B)
                                                                                                  211,455

INDIANA (4.5%)
              8,055  ABN Amro Munitops Cert. Trust Rev., Ser.
                     2006-46, (AMBAC Insured), 3.49%, due 1/3/08                                    8,055(n)(u)(c)
              5,085  Carmel Clay Parks Bldg. Corp. (Putters),
                     Ser. 2004-539, (MBIA Insured), 3.51%, due
                     1/3/08                                                      A-1+               5,085(u)(o)
             13,885  Carmel Redev. Au. Lease Rental Rev.
                     (Floaters), Ser. 2006-1275, (LOC: Morgan
                     Stanley), 3.50%, due 1/3/08                                 A-1+              13,885(u)
              2,065  Carmel Redev. Au. Lease Rental Rev.
                     (Putters), Ser. 2006-1503, (LOC: JP Morgan
                     Chase), 3.51%, due 1/3/08                                   A-1+               2,065(u)
              6,860  Columbus Renovation Sch. Bldg. Corp.
                     (Floaters), Ser. 2005-3174, (MBIA Insured),
                     3.70%, due 1/3/08                                           A-1                6,860(u)(r)
              9,550  Eclipse Funding Trust (Solar Eclipse), Ser.
                     2007-0098, (MBIA Insured), 3.48%, due 1/3/08                A-1+               9,550(u)(uu)
              1,530  Eclipse Funding Trust (Solar
                     Eclipse-Hamilton Southeastern Indiana), Ser.
                     2007-0006, (FSA Insured), 3.48%, due 1/3/08                 A-1+               1,530(u)(uu)
              7,000  Eclipse Funding Trust (Solar Eclipse-IPS
                     Multi-Sch. Bldg. Corp. Ltd.), Ser.
                     2007-0026, (MBIA Insured), 3.48%, due 1/3/08                A-1+               7,000(u)(uu)
              3,990  Eclipse Funding Trust (Solar Eclipse-Wayne
                     Township Marion), Ser. 2006-0015, (FGIC
                     Insured), 3.51%, due 1/3/08                                 A-1+               3,990(n)(u)(uu)
              2,500  Indiana Bond Bank Rev. (Adv. Fdg. Prog.
                     Notes), Ser. 2007 A, (LOC: Bank of New
                     York), 4.25%, due 1/31/08                                   SP-1+              2,501
             14,600  Indiana Hlth. & Ed. Fac. Fin. Au. Hosp. Rev.
                     (Floyd Mem. Hosp. & Hlth. Proj.), Ser. 2006,
                     (LOC: National City Bank), 3.80%, due 1/2/08                A-1               14,600(u)(B)
              5,000  Indiana Hlth. & Ed. Fac. Fin. Au. Hosp. Rev.
                     (Schneck Mem. Hosp. Proj.), Ser. 2006 B,
                     (LOC: Fifth Third Bank), 3.75%, due 1/2/08                  A-1+               5,000(u)(B)
              2,930  Indiana Trans. Fin. Au. Hwy. Rev., Ser.
                     2003, (FSA Insured), 3.50%, due 1/3/08                      A-1+               2,930(u)(i)
              5,000  Indianapolis Loc. Pub. Imp. Bond Bank Ltd.
                     Recourse Notes, Ser. 2007-E2117, (LOC: Bank
                     of New York), 4.25%, due 10/2/08                            SP-1+              5,019
              3,750  Indianapolis Loc. Pub. Imp. Bond Bank Ltd.
                     Recourse Notes, Ser. 2007 F, 4.00%, due
                     1/12/09                                                     SP-1+              3,782
              5,720  Univ. Southern Indiana Rev., Ser. 2004-2117,
                     (AMBAC Insured), 3.50%, due 1/3/08              VMIG1                          5,720(u)(i)
              4,745  Wayne Township Marion Co. Sch. Bldg. Corp.
                     (Merlots), Ser. 2006-D02, (FGIC Insured),
                     3.50%, due 1/2/08                                           A-1+               4,745(u)(v)
                                                                                                  102,317

IOWA (2.4%)
              6,840  Ankeny G.O. BANS, Ser. 2006 A, 4.10%, due
                     6/1/08                                          MIG1                           6,841
              4,185  Austin Trust Var. Sts. (Iowa Din Au.), Ser.
                     2007-1011, (LOC: Bank of America), 3.52%,
                     due 1/3/08                                                  A-1+               4,185(u)

See Notes to Schedule of Investments

                                                                                                                   DECEMBER 31, 2007

SCHEDULE OF INVESTMENTS Tax-Exempt Master Series cont'd
-------------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT                                                          RATING                    VALUE ++
($000's omitted)             SECURITY @@                             Moody's     S&P           ($000's omitted)
              3,905  Iowa Fin. Au. Private College Rev.
                     (Morningside College Proj.), Ser. 2007,
                     (LOC: U.S. Bank), 3.80%, due 1/2/08                         A-1+               3,905(u)
              3,500  Iowa Fin. Au. Private College Rev.
                     (Morningside College Proj.), Ser. 2006,
                     (LOC: U.S. Bank), 3.80%, due 1/2/08                         A-1+               3,500(u)(B)
                430  Iowa Fin. Au. Rev. (Private Sch. Fac. Rev.
                     Kuemper Proj.), Ser. 1998, (LOC: Allied
                     Irish Bank), 3.80%, due 1/2/08                                                   430(u)(B)
              1,340  Iowa Higher Ed. Loan Au. Rev. (Private
                     College Des Moines Proj.), Ser. 2004, (LOC:
                     Allied Irish Bank), 3.80%, due 1/2/08           VMIG1       A-1+               1,340(u)(B)
                285  Iowa Higher Ed. Loan Au. Rev. (Private
                     College Des Moines), Ser. 2003, (LOC: Allied
                     Irish Bank), 3.80%, due 1/2/08                  VMIG1                            285(u)(B)
              3,890  Iowa Higher Ed. Loan Au. Rev. (Private
                     College DuBuque Proj.), Ser. 2004, (LOC:
                     Northern Trust Co.), 3.80%, due 1/2/08                      A-1+               3,890(u)(B)
              5,545  Iowa Higher Ed. Loan Au. Rev. (Private
                     College Wartburg Proj.), Ser. 2000, (LOC:
                     American Trust & Savings), 3.80%, due 1/2/08    VMIG1                          5,545(u)(B)
              3,535  Iowa Higher Ed. Loan Au. Rev. (Univ. of
                     DuBuque), Ser. 2007 C, 4.50%, due 5/20/08                   SP-1               3,544(B)
              1,860  Iowa Higher Ed. Loan Au. Rev. RANS, Ser.
                     2007 B, 4.91%, due 5/20/08                                  SP-1               1,868(B)
              4,125  Mason City IDR (SUPERVALU, Inc. Proj.), Ser.
                     1994, (LOC: Wachovia Bank & Trust Co.),
                     3.60%, due 1/2/08                                                              4,125(u)(B)
             15,370  Muni. Sec. Trust Cert., Ser. 1998-26A, (MBIA
                     Insured), 3.52%, due 1/3/08                                 A-1               15,370(n)(u)(e)
                                                                                                   54,828

KANSAS (2.3%)
              6,145  Junction City G.O. Temporary Notes, Ser.
                     2007 C, 5.00%, due 6/1/08                                                      6,170
              8,500  Kansas St. Dev. Fin. Au. Rev. (Sisters of
                     Charity), Ser. 2006 D, (LOC: JP Morgan
                     Chase), 3.75%, due 1/2/08                       VMIG1       A-1+               8,500(u)(B)
              3,865  Shawnee Co. Temporary Notes, Ser. 2007-2,
                     3.70%, due 10/1/08                              MIG1                           3,866
             13,135  Wyandotte Co. Kansas City Unified G.O.          IG1
                     Gov't. Muni. Temporary Notes, Ser. 2007-III,
                     3.55%, due 4/1/08                               MIG1                          13,135
             20,200  Wyandotte Co. Kansas City Unified G.O.
                     Gov't. Muni. Temporary Notes, Ser. 2007-V,
                     3.55%, due 11/1/08                              MIG1                          20,200
                                                                                                   51,871

KENTUCKY (1.3%)
             12,300  Kentucky Rural Wtr. Fin. Corp. Pub. Proj.
                     Rev.  (Construction Notes), Ser. 2007A-1,
                     3.65%, due 4/1/09 Putable 4/1/08                MIG1                          12,300(u)
              3,760  Louisville & Jefferson Co. Metro. Swr. Dist.
                     Swr & Drainage Sys. Rev. (Merlots), Ser.
                     2007-D63, (MBIA Insured), 3.50%, due 1/2/08                 A-1+               3,760(u)(v)
              9,990  Muni. Sec. Trust Cert., Ser. 2002-9027A,
                     (FSA Insured), 3.52%, due 1/3/08                            A-1                9,990(n)(u)(e)
              3,530  Simpson Co. Hosp. Rev. (Med. Ctr. Franklin,
                     Inc.), Ser. 2006, (LOC: Branch Banking &
                     Trust Co.), 3.45%, due 1/3/08                                                  3,530(u)(B)
                                                                                                   29,580

See Notes to Schedule of Investments

                                                                                                                   DECEMBER 31, 2007

SCHEDULE OF INVESTMENTS Tax-Exempt Master Series cont'd
-------------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT                                                          RATING                    VALUE ++
($000's omitted)             SECURITY @@                             Moody's     S&P           ($000's omitted)
LOUISIANA (0.5%)
              1,000  Ascension Parish Rev. (BASF Corp. Proj.),
                     Ser. 1997, 3.81%, due 1/2/08                    P-1                            1,000(u)(B)
              4,940  Deutsche Bank Spears/Lifers Trust Var. St.,
                     Ser. 2007-137, (LOC: Deutsche Bank), 3.60%,
                     due 1/3/08                                                                     4,940(u)
              5,350  Jefferson Sales Tax Dist. Spec. Sales Tax
                     Rev., Ser. 2005, (AMBAC Insured), 3.56%, due
                     1/3/08                                                                         5,350(u)(k)
                                                                                                   11,290

MARYLAND (1.2%)
             17,845  JP Morgan Chase & Co. (Putters), Ser.
                     2007-1941P, (LOC: JP Morgan Chase), 3.53%,
                     due 1/3/08                                                                    17,845(u)
              8,840  JP Morgan Chase & Co. (Putters), Ser.
                     2007-1684P, (LOC: JP Morgan Chase), 3.57%,
                     due 1/3/08                                                                     8,840(u)
              1,300  Washington Suburban Sanitation Dist. BANS,
                     Ser. 2003 A, (LOC: Landesbank Hessen-Thveringen
                     Girozentrale), 3.35%, due
                     1/2/08                                          VMIG1                          1,300(u)
                                                                                                   27,985

MASSACHUSETTS (2.0%)
             10,495  Deutsche Bank Spears/Lifers Trust Var. St.,
                     Ser. 2007-129, (LOC: Deutsche Bank), 3.60%,
                     due 1/3/08                                                                    10,495(u)
             10,000  Massachusetts Bay Trans. Au. Sales Tax Rev.
                     (Floaters), Ser. 2006-3526, (LOC: Dexia
                     Credit Locale de France), 3.48%, due 1/3/08                 A-1+              10,000(u)
             14,620  Massachusetts Hlth & Ed. Fac. Au. Rev.
                     (Floaters), Ser. 2004-937, (MBIA Insured),
                     3.48%, due 1/3/08                                                             14,620(u)(p)
                145  Massachusetts St. G.O. (Central Artery),
                     Ser. 2000 A, (LOC: Landesbank Hessen-Thveringen
                     Girozentrale), 3.75%, due
                     1/2/08                                          VMIG1       A-1+                 145(u)
              4,300  Reset Option Cert. Trust II, Ser. 2006-680,
                     (AMBAC Insured), 3.49%, due 1/3/08              VMIG1                          4,300(u)(h)
              6,300  Worcester Reg. Trans. Au. RANS, Ser. 2007,
                     4.00%, due 6/27/08                                                             6,301
                                                                                                   45,861

MICHIGAN (2.3%)
             10,000  ABN Amro Munitops Cert. Trust, Ser. 2002-35,
                     (FSA Insured), 3.48%, due 1/3/08                VMIG1                         10,000(u)(c)
             11,675  Detroit City Sch. Dist. G.O. (Floaters),
                     Ser. 2006-3519, (FSA Insured), 3.48%, due
                     1/3/08                                                                        11,675(u)(l)
              3,775  Grand Rapids Hsg. Corp. Rev. (Floaters),
                     Ser. 2005-3152, (FHA Insured), 3.70%, due
                     1/3/08                                                      A-1                3,775(u)
              1,840  Hartland Cons. Sch. Dist. G.O. (Floaters),
                     Ser. 2005-1204, (LOC: Morgan Stanley),
                     3.50%, due 1/3/08                               VMIG1                          1,840(u)
              9,630  Kent Co. Arpt. Rev. G.O. (Merlots), Ser.
                     2007-D28, (LOC: Wachovia Bank & Trust Co.),
                     3.50%, due 1/2/08                                           A-1+               9,630(u)
             10,000  Muni. Sec. Trust Cert. (State Bldg.), Ser.
                     2006-277A, (FGIC Insured), 3.75%, due 1/2/08    VMIG1                         10,000(n)(u)(e)
              5,000  Muni. Sec. Trust Cert. G.O., Ser.
                     2006-7012A, (FSA Insured), 3.52%, due 1/3/08    VMIG1                          5,000(n)(u)(e)
                                                                                                   51,920

MINNESOTA (1.2%)
              6,532  Arden Hills Hsg. & Hlth. Care Fac. Rev.
                     (Presbyterian Homes), Ser. 1999 A, (LOC:
                     U.S. Bank), 3.80%, due 1/2/08                               A-1+               6,532(u)(B)

See Notes to Schedule of Investments

                                                                                                                   DECEMBER 31, 2007

SCHEDULE OF INVESTMENTS Tax-Exempt Master Series cont'd
-------------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT                                                          RATING                    VALUE ++
($000's omitted)             SECURITY @@                             Moody's     S&P           ($000's omitted)
             11,850  Deutsche Bank Spears/Lifers Trust Var. St.
                     (Roseville), Ser. 2007-134, (LOC: Deutsche
                     Bank), 3.60%, due 1/3/08                                                      11,850(u)
              1,000  Mankato Multi-Family Hsg. Rev. (Highland),
                     Ser. 1997, (LOC: LaSalle National Bank),
                     3.80%, due 1/2/08                                           A-1+               1,000(u)(B)
              7,480  Minneapolis & St. Paul Metro. Apts.
                     Commission Arpt. Rev. (Merlots), Ser. 2000
                     ZZ, (FGIC Insured), 3.50%, due 1/2/08           VMIG1                          7,480(u)(v)
                935  Roseville Private Sch. Fac. Rev.
                     (Northwestern College Proj.), Ser. 2002,
                     (LOC: Marshall & Ilsley), 3.80%, due 1/2/08     VMIG1                            935(u)(B)
                                                                                                   27,797

MISSISSIPPI (1.2%)
              4,100  Jackson Co. PCR (Chevron, U.S.A., Inc.
                     Proj.), Ser. 1993, 3.50%, due 1/2/08            P-1                            4,100(u)(B)
              2,900  Mississippi Bus. Fin. Corp. Rev.
                     (Hattiesburg Clinic), Ser. 2006, (LOC:
                     AmSouth Bank), 3.48%, due 1/3/08                VMIG1                          2,900(u)(B)
              7,785  Mississippi Dev. Bank Spec. Oblig.
                     (Merlots), Ser. 2006-D05, (FGIC Insured),
                     3.50%, due 1/2/08                                           A-1+               7,785(u)(v)
             11,795  Mississippi St. G.O. (Merlots), Ser.
                     2007-BR02, (MBIA Insured), 3.50%, due 1/2/08                A-1+              11,795(u)(v)
                                                                                                   26,580

MISSOURI (3.5%)
              9,435  ABN Amro Munitops Cert. Trust Rev., Ser.
                     2004-35, (FGIC Insured), 3.49%, due 1/3/08      VMIG1                          9,435(u)(c)
                100  Chesterfield Ind. Dev. Au. Ed. Fac. Rev.
                     (Gateway Academy Proj.), Ser. 2003, (LOC:
                     U.S. Bank), 3.80%, due 1/2/08                               A-1+                 100(u)(B)
              4,440  Deutsche Bank Spears/Lifers Trust Var. St.,
                     Ser. 2007-124, (LOC: Deutsche Bank), 3.60%,
                     due 1/3/08                                                  A-1+               4,440(u)
              2,440  Missouri St. Dev. Fin. Board Infrastructure
                     Fac. Rev. (St. Louis Convention Ctr.), Ser.
                     2000 C, (LOC: U.S. Bank), 3.80%, due 1/2/08                 A-1+               2,440(u)
             12,050  Missouri St. Hlth. & Ed. Fac. Au. Ed. Fac.
                     Rev. (Christian Brothers), Ser. 2002 A,
                     (LOC: Commerce Bank N.A.), 3.80%, due 1/2/08                A-1               12,050(u)(B)
              5,015  Missouri St. Hlth. & Ed. Fac. Au. Ed. Fac.
                     Rev. (Drury College), Ser. 1999, (LOC: Bank
                     of America), 3.80%, due 1/2/08                  VMIG1                          5,015(u)(B)
                185  Missouri St. Hlth. & Ed. Fac. Au. Ed. Fac.
                     Rev. (Drury Univ.), Ser. 2003, (LOC: Bank of
                     America), 3.80%, due 1/2/08                     VMIG1                            185(u)(B)
              5,500  Missouri St. Hlth. & Ed. Fac. Au. Ed. Fac.
                     Rev. (Kansas City Art Institute), Ser. 2005,
                     (LOC: Commerce Bank N.A.), 3.80%, due 1/2/08                A-1                5,500(u)(B)
              2,570  Missouri St. Hlth. & Ed. Fac. Au. Ed. Fac.
                     Rev. (St. Louis Univ.), Ser. 1999 B, (LOC:
                     Bank of America), 3.78%, due 1/2/08             VMIG1       A-1+               2,570(u)(B)
              3,565  Missouri St. Hlth. & Ed. Fac. Au. Ed. Fac.
                     Rev. (St. Louis Univ.), Ser. 2002, (LOC:
                     U.S. Bank), 3.78%, due 1/2/08                   VMIG1                          3,565(u)(B)
                125  Missouri St. Hlth. & Ed. Fac. Au. Hlth. Fac.
                     Rev. (Bethesda Hlth. Group, Inc.), Ser.
                     2004, (LOC: U.S. Bank), 3.80%, due 1/2/08       VMIG1                            125(u)(B)
                900  Missouri St. Hlth. & Ed. Fac. Au. Hlth. Fac.
                     Rev. (Lutheran Sr. Svcs.), Ser. 2000, (LOC:
                     U.S. Bank), 3.40%, due 1/2/08                   VMIG1                            900(u)(B)

See Notes to Schedule of Investments

                                                                                                                   DECEMBER 31, 2007

SCHEDULE OF INVESTMENTS Tax-Exempt Master Series cont'd
-------------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT                                                          RATING                    VALUE ++
($000's omitted)             SECURITY @@                             Moody's     S&P           ($000's omitted)
              2,075  Missouri St. Pub. Utils. Commission Rev.
                     Construction Notes, Ser. 2007, 4.75%, due
                     9/1/08                                          MIG1                           2,088
              4,120  Muni. Sec. Trust Cert. G.O., Ser. 2007-336A,
                     (AMBAC Insured), 3.52%, due 1/3/08              VMIG1                          4,120(n)(u)(e)
             11,125  O Fallon Cert. Participation (Floaters),
                     Ser. 2002-1396, (MBIA Insured), 3.59%, due
                     1/3/08                                          VMIG1                         11,125(u)(r)
             12,815  Springfield  Pub. Utils. Rev. (Merlots),
                     Ser. 2007-BR01, (FGIC Insured), 3.50%, due
                     1/2/08                                                      A-1+              12,815(u)(v)
              3,950  St. Louis Ind. Dev. Au. Ind. Rev. (Schnuck
                     Markets, Inc.), Ser. 1985, (LOC: U.S. Bank),
                     3.44%, due 1/3/08                               P-1                            3,950(u)(B)
                                                                                                   80,423

MONTANA (0.2%)
              2,745  Montana St. Board of Investments Rev. (Muni.
                     Fin. Cons. Act-Intercap), Ser. 1994, 3.85%,
                     due 3/1/09 Putable 3/1/08                       VMIG1                          2,745(u)
              2,000  Montana St. Board of Investments Rev. (Muni.
                     Fin. Cons. Act-Intercap), Ser. 2000, 3.85%,
                     due 3/1/25 Putable 3/1/08                       VMIG1                          2,000
                                                                                                    4,745

NEBRASKA (0.9%)
             14,722  American Pub. Energy Agcy. Gas Supply Rev.,
                     Ser. 2005 A, (LOC: Societe Generale), 3.50%,
                     due 1/3/08                                      VMIG1       A-1+              14,722(u)
              5,215  Central Plains Energy Proj. Rev. (Nebgas
                     Proj.) (Merlots), Ser. 2007-E09, (LOC:
                     Wachovia Bank & Trust Co.), 3.50%, due
                     1/2/08                                                      A-1+               5,215(u)
                                                                                                   19,937

NEVADA (1.5%)
              1,900  ABN Amro Munitops Cert. Trust Rev., Ser.
                     2006-47, (MBIA Insured), 3.49%, due 1/3/08      VMIG1                          1,900(n)(u)(c)
              4,700  Clark Co. Hwy. Imp. Rev. (Merlots), Ser.
                     2006-D12, (AMBAC Insured), 3.50%, due 1/2/08                A-1+               4,700(u)(v)
              1,065  Clark Co. Sch. Dist. (Merlots), Ser.
                     2006-D12, (AMBAC Insured), 3.50%, due 1/2/08                A-1+               1,065(u)(v)
             10,000  Henderson Hlth. Care Fac. Rev., Ser.
                     2007-887CE, (LOC: Citibank, N.A.), 3.50%,
                     due 1/3/08                                      VMIG1                         10,000(u)
              8,495  JP Morgan Chase & Co. (Putters), Ser.
                     2006-1633P, (LOC: JP Morgan Chase), 3.57%,
                     due 1/3/08                                                                     8,495(u)
              3,300  Nevada St. G.O. (Floaters), Ser. 2000-344,
                     (FGIC Insured), 3.55%, due 1/3/08               VMIG1                          3,300(u)(s)
              4,265  Nevada Sys. Higher Ed. Univ. Rev.
                     (Floaters), Ser. 2005-1240, (AMBAC Insured),
                     3.50%, due 1/3/08                                           A-1+               4,265(u)(s)
                                                                                                   33,725

NEW HAMPSHIRE (0.4%)
                800  New Hampshire Hlth. & Ed. Fac. Au. Rev.
                     (Seacoast Hospice), Ser. 2006, (LOC:
                     Citizens Bank), 3.52%, due 1/3/08                                                800(u)
              5,000  New Hampshire St. Bus. Fin. Au. Rev.
                     (Huggins Hosp.), Ser. 2007, (LOC: TD
                     Banknorth N.A.), 3.76%, due 1/2/08                          A-1+               5,000(u)
              4,000  New Hampshire St. Bus. Fin. Au. Rev.
                     (Monadnock Comm. Hosp.), Ser. 2007, (LOC: TD
                     Banknorth N.A.), 3.76%, due 1/2/08                          A-1+               4,000(u)
                                                                                                    9,800

See Notes to Schedule of Investments

                                                                                                                   DECEMBER 31, 2007

SCHEDULE OF INVESTMENTS Tax-Exempt Master Series cont'd
-------------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT                                                          RATING                    VALUE ++
($000's omitted)             SECURITY @@                             Moody's     S&P           ($000's omitted)
NEW JERSEY (2.4%)
              4,900  Allamuchy Township Board Ed. G.O. Temporary
                     Notes, Ser. 2007, 4.00%, due 3/14/08                                           4,903
             25,565  Deutsche Bank Spears/Lifers Trust Var. St.
                     (New Jersey Trans. Trust Au.), Ser. 2007
                     DB297, (MBIA Insured), 3.52%, due 1/3/08                                      25,565(u)(k)
              2,600  Deutsche Bank Spears/Lifers Trust Var. St.
                     (New Jersey Trans. Trust Au.), Ser.
                     2007-DB452, (FSA Insured), 3.49%, due 1/3/08                                   2,600(u)(k)
              3,289  Highlands G.O. BANS, Ser. 2007, 4.00%, due
                     1/30/08                                                                        3,290
             14,200  Hoboken G.O. BANS, Ser. 2007, 3.90%, due
                     9/12/08                                                                       14,209
              4,840  New Jersey Econ. Dev. Au. Econ. Dev. Rev.
                     (Comm. Options, Inc. Proj.), Ser. 2007, (LOC: Wachovia Bank
                     & Trust Co.), 3.48%, due
                     1/3/08                                                                         4,840(u)(B)
                                                                                                   55,407

NEW MEXICO (0.3%)
              5,750  Farmington PCR (Arizona Pub. Svc. Co.), Ser.
                     1994 A, (LOC: Barclays Bank PLC), 3.75%, due
                     1/2/08                                          VMIG1       A-1+               5,750(u)(B)

NEW YORK (1.9%)
             14,845  BB&T Muni. Trust Var. St. (Floaters), Ser.
                     2007-1004, (LOC: Branch Banking & Trust
                     Co.), 3.60%, due 1/3/08                         VMIG1                         14,845(u)
              4,970  New York City Transitional Fin. Au. Rev.,
                     Ser. 2002-2A, (LOC: Dexia Credit Locale de
                     France), 3.60%, due 1/2/08                      VMIG1       A-1+               4,970(u)
              4,515  New York G.O., Ser. 2004 H1, (LOC: Bank of
                     New York), 3.60%, due 1/2/08                    VMIG1       A-1+               4,515(u)
              4,415  New York G.O., Ser 2007-11299, (LOC:
                     Citibank N.A.), 3.49%, due 1/3/08                           A-1+               4,415(u)
              4,000  Onondaga Co. IDA Civic Fac. Rev. (Crouse
                     Hlth. Hosp.), Ser. 2007 A, (LOC: Key Bank),
                     3.41%, due 1/2/08                               VMIG1                          4,000(u)(B)
              3,000  Puttable Floating Option Tax Exempt Receipts
                     (Floaters), Ser. 2007-4341, (FSA Insured),
                     3.54%, due 1/3/08                                                              3,000(u)(r)
                495  Sales Tax Asset Receivable Corp., Ser.
                     2006-552, (AMBAC Insured), 3.49%, due 1/3/08    VMIG1                            495(u)(h)
              6,000  Westchester Co. IDA Continuing Care
                     Retirement Comm. Rev. (Kendal  Hudson
                     Prop.), Ser. 2007, (LOC: Sovereign Bank),
                     3.39%, due 1/3/08                                           A-1+               6,000(u)(B)(aa)
                                                                                                   42,240

NORTH CAROLINA (1.5%)
             25,365  BB&T Muni. Trust Var. St. (Floaters), Ser.
                     2007-1002, (LOC: Branch Banking & Trust
                     Co.), 3.60%, due 1/3/08                         VMIG1                         25,365(u)
              1,990  Cabarrus Co. Cert. Participation, Ser.
                     2003-4520, (AMBAC Insured), 3.50%, due
                     1/3/08                                                      A-1+               1,990(u)(i)
              2,485  Eclipse Funding Trust (Solar Eclipse-Union
                     Co.), Ser. 2006-0155, (AMBAC Insured),
                     3.48%, due 1/3/08                                           A-1+               2,485(u)(uu)
              3,600  North Carolina Med. Care Commission Hlth.                                    (betA)
                     Care Fac. Rev. (Sisters of Mercy Svcs. Corp.
                     Proj.), Ser. 2007, (LOC: Branch Banking &
                     Trust Co.), 3.45%, due 1/3/08                   VMIG1                          3,600(u)(B)

See Notes to Schedule of Investments

                                                                                                                   DECEMBER 31, 2007

SCHEDULE OF INVESTMENTS Tax-Exempt Master Series cont'd
-------------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT                                                          RATING                    VALUE ++
($000's omitted)             SECURITY @@                             Moody's     S&P           ($000's omitted)
              1,270  Puttable Floating Option Tax Exempt Receipts
                     (Floaters), Ser. 2000-12, (LOC: Merrill
                     Lynch Capital Markets), 3.72%, due 1/3/08                   A-1                1,270(u)
                                                                                                   34,710

OHIO (4.1%)
              1,630  Clermont Co. Econ. Dev. Rev. (John Q Hammons
                     Proj.), Ser. 1989, (LOC: Fifth Third Bank),
                     3.80%, due 5/1/08                                                              1,630(u)(B)
              3,455  Cleveland-Cuyahoga Co. Port Au. Ed. Fac.
                     Rev. (Laurel Sch. Proj.), Ser. 2004, (LOC:
                     Key Bank), 3.48%, due 1/3/08                                                   3,455(u)(B)
             15,125  Hamilton Co. Swr. Sys. Rev., Ser. 2006-3736,
                     (MBIA Insured), 3.52%, due 1/3/08                                             15,125(u)(r)
              4,750  Hamilton G.O. BANS, Ser. 2007, 4.00%, due
                     9/11/08                                                                        4,758
              1,100  Licking Co. Career & Technology Ed. Ctrs.
                     G.O. BANS (Sch. Fac. Construction), Ser.
                     2007, 4.50%, due 9/10/08                                                       1,105
              3,500  Lucas Co. G.O. Purp. Imp. Notes, Ser.
                     2007-1, 4.00%, due 9/18/08                      MIG1        SP-1+              3,508
              4,660  Marysville G.O. BANS, Ser. 2007, 4.13%, due
                     6/5/08                                          MIG1                           4,668
              3,500  Marysville Tax Increment Fin. Rev.
                     (Coleman's Crossing Rd.), Ser. 2007, (LOC:
                     Fifth Third Bank), 4.25%, due 9/11/08                                          3,512
              6,650  Muni. Sec. Trust Cert. G.O., Ser. 2001-133A,
                     (FSA Insured), 3.51%, due 1/3/08                            A-1                6,650(n)(u)(e)
              2,830  Ohio St. G.O., Ser. 2005-7508, (LOC:
                     Citibank, N.A.), 3.50%, due 1/3/08              VMIG1                          2,830(u)
              5,200  Ohio St. Water Dev. Au. Poll. Ctrl. Fac.
                     Rev. (FirstEnergy Gen. Corp.), Ser. 2006 A,
                     (LOC: Barclays Bank PLC), 3.74%, due 1/2/08     VMIG1       A-1+               5,200(u)(B)
              3,200  Ohio Univ. Gen. Receipts Athens BANS, Ser.
                     2007, 4.25%, due 1/16/08                        MIG1                           3,201
              3,000  Richland Co. G.O. BANS (Correctional Fac.),
                     Ser. 2007, 4.50%, due 2/21/08                                                  3,003
              4,850  Stark Co. Port Au. Econ. Dev. Rev. (Vision
                     FC LLC Proj.), Ser. 2007, (LOC: Fifth Third
                     Bank), 3.46%, due 1/4/08                                                       4,850(u)
             19,500  Union Township Tax Increment Rev. BANS, Ser.
                     2007, 4.25%, due 9/17/08                        MIG1                          19,587
              3,000  Univ. of Cincinnati Gen. Receipts Bonds
                     BANS, Ser. 2007 C, 4.50%, due 1/24/08           MIG1        SP-1+              3,001
              7,300  Univ. of Toledo Gen. Receipts Bonds, Ser.
                     2001-SGA125, (FGIC Insured), 3.51%, due
                     1/2/08                                                      A-1+               7,300(u)(t)
                                                                                                   93,383

OKLAHOMA (1.5%)
              5,995  Hulbert Econ. Dev. Au. Econ. Dev. Rev., Ser.
                     2007-301, (LOC: Bank of America), 3.51%, due
                     1/3/08                                          VMIG1                          5,995(u)
             27,350  Tulsa Co. Ind. Au. Cap. Imp. Rev., Ser. 2003
                     A, (LOC: Bank of America), 3.45%, due
                     5/15/17 Putable 5/15/08                                     A-1+              27,350(u)
                                                                                                   33,345

OREGON (1.3%)
              8,000  Medford Hosp. Fac. Au. Rev. (Rogue Valley
                     Manor Proj.), Ser. 2007, (LOC: Bank of
                     America), 3.75%, due 1/2/08                                A-1+                8,000(u)(B)

See Notes to Schedule of Investments

                                                                                                                   DECEMBER 31, 2007

SCHEDULE OF INVESTMENTS Tax-Exempt Master Series cont'd
-------------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT                                                          RATING                    VALUE ++
($000's omitted)             SECURITY @@                             Moody's     S&P           ($000's omitted)
              1,795  Multnomah Co. Higher Ed. Rev. (Concordia
                     Univ. Portland Proj.), Ser. 1999, (LOC: Key
                     Bank), 3.80%, due 1/2/08                        VMIG1                          1,795(u)(B)
              6,315  Oregon Sch. Boards Assoc. Short-Term
                     Borrowing Prog. Cert. Participation, Ser.
                     2007 A, 3.80%, due 5/30/08                                                     6,315
             10,075  Oregon St. (Veterans Welfare), Ser. 2006-85,
                     (LOC: Dexia Credit Locale de France), 3.70%,
                     due 1/2/08                                      VMIG1       A-1+              10,075(u)
              4,215  Oregon St. Homeowner Rev. (Floaters), Ser.
                     2006-229, (LOC: Lloyd's Bank), 3.51%, due
                     1/3/08                                          VMIG1                          4,215(u)
                                                                                                   30,400

PENNSYLVANIA (0.8%)
              2,700  Beaver Co.  Ind. Dev. Au. Env. Imp. Rev.
                     (BASF Corp. Proj.), Ser. 1997, 3.81%, due
                     1/2/08                                          P-1                             2,700(u)(B)
             14,125  Butler Co. Gen. Au. Rev. (Hampton Township
                     Sch. Dist. Proj.), Ser. 2007, (FSA Insured),
                     3.46%, due 1/3/08                                                             14,125(u)(v)
              2,115  Lawrence Co. Ind. Dev. Au. Rev. (Villa Maria
                     Proj.), Ser. 2003, (LOC: Allied Irish Bank),
                     3.44%, due 1/3/08                               VMIG1                          2,115(u)(B)
                                                                                                   18,940

PUERTO RICO (0.1%)
              3,250  Puerto Rico Sales Tax Fin. Corp. Sales Tax
                     Rev. (Floaters), Ser. 2007-2019, (LOC:
                     Morgan Stanley), 3.49%, due 1/3/08                          A-1+               3,250(u)

SOUTH CAROLINA (2.3%)
              3,700  Charleston Ed. Excellence Fin. Corp. Rev.,
                     Ser. 2006-515, (AGC Insured), 3.50%, due
                     1/3/08                                                                         3,700(u)(h)
             23,385  Greenville Co. Sch. Dist. Installment
                     Purchase Ref. Rev. (Floaters), Ser.
                     2004-982, (LOC: Morgan Stanley), 3.50%, due
                     12/1/28 Pre-Refunded 12/1/12                                A-1+              23,385(u)
              4,505  Jasper Co. Rev. BANS, Ser. 2007, 3.85%, due
                     7/1/08                                                                         4,505
              9,800  Lexington Wtr. & Swr. Sys. Rev. BANS, Ser.
                     2007, 3.15%, due 12/15/08                       MIG1                           9,804
              1,300  Macon Trust Var. St., Ser. 2007-303, (LOC:
                     Bank of America), 3.51%, due 1/3/08             VMIG1                          1,300(u)
                  5  Muni. Sec. Trust Cert. G.O., Ser. 2007-293A,
                     (FSA Insured), 3.52%, due 1/3/08                VMIG1                              5(n)(u)(e)
              9,365  Western Carolina Reg. Swr. Au. Swr. Sys.
                     Rev., Ser. 2007-11123, (FSA Insured), 3.50%,
                     due 1/3/08                                                  A-1+               9,365(u)(h)
                                                                                                   52,064

SOUTH DAKOTA (0.2%)
              3,600  Watertown IDR (SUPERVALU, Inc. Proj.), Ser.
                     1994, (LOC: Wachovia Bank & Trust Co.),
                     3.60%, due 1/2/08                                                              3,600(u)(B)

TENNESSEE (1.4%)
                600  Blount Co. Pub. Bldg. Au. (Gov't. Pub.
                     Imp.), Ser. 2001-A2F, (AMBAC Insured),
                     3.82%, due 1/2/08                               VMIG1                            600(u)(y)
                500  Blount Co. Pub. Bldg. Au. (Local Gov't. Pub.
                     Imp.), Ser. 2001-A1D, (AMBAC Insured),
                     3.82%, due 1/2/08                               VMIG1                            500(u)(y)
              1,400  Memphis-Shelby Co. IDB Rev. (Medical Group,
                     Inc.), Ser. 1999, (LOC: SunTrust Bank),
                     3.45%, due 1/3/08                               P-1                            1,400(u)(B)
              7,450  Metro. Gov't. Nashville & Davidson Co. IDB
                     Multi-Family Hsg. Rev. (Spinnaker), Ser.
                     2002, (LOC: Fannie Mae), 3.50%, due 1/2/08                  A-1+               7,450(u)(B)

See Notes to Schedule of Investments

                                                                                                                   DECEMBER 31, 2007

SCHEDULE OF INVESTMENTS Tax-Exempt Master Series cont'd
-------------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT                                                          RATING                    VALUE ++
($000's omitted)             SECURITY @@                             Moody's     S&P           ($000's omitted)
              3,250  Sevier Co. Pub. Bldg. Au. (Pub. Construction
                     Notes Proj.), Ser. 2007-A6, 3.80%, due
                     4/1/10 Putable 4/1/08                           MIG1                           3,250(u)
                450  Sevier Co. Pub. Bldg. Au. Rev. (Local Gov't.
                     Pub. Imp.), Ser. 2002-I2 (AMBAC Insured),
                     3.82%, due 1/2/08                               VMIG1                            450(u)(o)
              5,240  Tennessee Energy Acquisition Corp. Gas Rev.
                     (Floaters), Ser. 2007-2020, (LOC: Morgan
                     Stanley), 3.55%, due 1/3/08                     VMIG1                          5,240(u)
             14,135  Tennessee Energy Acquisition Corp. Gas Rev.
                     (Putters), Ser. 2007-2251, (LOC: JP Morgan
                     Chase), 3.52%, due 1/3/08                       VMIG1                         14,135(u)
                                                                                                   33,025

TEXAS (21.3%)
              9,940  ABN Amro Munitops Cert. Trust, Ser. 2002-13,
                     (PSF Insured), 3.48%, due 1/3/08                VMIG1                          9,940(n)(u)(c)
             11,675  ABN Amro Munitops Cert. Trust Rev., Ser.
                     2005-21, (PSF Insured), 3.49%, due 1/3/08       VMIG1                         11,675(u)(c)
              7,780  ABN Amro Munitops Cert. Trust, Ser. 2006-30,
                     (PSF Insured), 3.49%, due 1/3/08                VMIG1                          7,780(n)(u)(c)
              6,105  Aledo Independent Sch. Dist. (Floaters),
                     Ser. 2005-2769, (PSF Insured), 3.70%, due
                     1/3/08                                                                         6,105(u)(r)
              7,945  Austin Hsg. Fin. Corp. Multi-Family Hsg.
                     Rev. (Merlots), Ser. 2007-G02, (LOC: Bank of
                     New York), 3.50%, due 1/2/08                                A-1+               7,945(u)
              4,610  Austin Wtr. & Wastewater Sys. Rev.
                     (Merlots), Ser. 2006-D10, (FSA Insured),
                     3.50%, due 1/2/08                                           A-1+               4,610(u)(v)
             10,565  BB&T Muni. Trust Var. St. (Floaters), Ser.
                     2007-2010, (LOC: Branch Banking & Trust
                     Co.), 3.48%, due 1/3/08                         VMIG1                         10,565(u)
              4,005  BB&T Muni. Trust Var. St. (Floaters), Ser.
                     2007-2036, (LOC: Branch Banking & Trust
                     Co.), 3.50%, due 1/3/08                         VMIG1                          4,005(u)
             13,535  Deutsche Bank Spears/Lifers Trust Var. St.,
                     Ser. 2007-291, (FGIC Insured), 3.49%, due
                     1/3/08                                                      A-1+              13,535(u)(k)
             27,500  Deutsche Bank Spears/Lifers Trust Var. St.,
                     Ser. 2007-292, (LOC: Deutsche Bank), 3.51%,
                     due 1/3/08                                                  A-1+              27,500(u)
              5,140  Deutsche Bank Spears/Lifers Trust Var. St.,
                     Ser. 2007-366, (AMBAC Insured), 3.56%, due
                     1/3/08                                                      A-1+               5,140(u)(k)
              6,795  Dickinson Independent Sch. Dist. (Putters),
                     Ser. 2007-1518B, (PSF Insured), 3.51%, due
                     1/3/08                                          VMIG1                          6,795(u)(o)
              2,970  Dickinson Independent Sch. Dist. (Putters),
                     Ser. 2007-1517B, (PSF Insured), 3.51%, due
                     1/3/08                                          VMIG1                          2,970(u)(o)
              4,700  Eclipse Funding Trust (Solar Eclipse-Houston
                     Independent Sch.), Ser. 2006-0019, (FSA
                     Insured), 3.48%, due 1/3/08                     VMIG1                          4,700(n)(u)(uu)
              3,200  El Paso Independent Sch. Dist. (Putters),
                     Ser. 2007-2230, (PSF Insured), 3.51%, due
                     1/3/08                                          VMIG1       A-1+               3,200(u)(o)
              4,345  Frenship Independent Sch. Dist. (Floaters),
                     Ser. 2005-3036, (PSF Insured), 3.70%, due
                     1/3/08                                                                         4,345(u)(k)
              6,480  Harris Co. Hlth. Fac. Dev. Corp. Rev.
                     (Putters), Ser. 2005-1018, (LOC: JP Morgan
                     Chase), 3.54%, due 1/3/08                       VMIG1       A-1+               6,480(u)
             21,075  Harris Co. Hosp. Dist. Rev., Ser.
                     2007-12075, (MBIA Insured), 3.50%, due
                     1/3/08                                          VMIG1       A-1+              21,075(u)(h)
              1,370  Hidalgo Co. G.O. (Merlots), Ser. 2007-C03,
                     (FSA Insured), 3.50%, due 1/2/08                            A-1+               1,370(u)(d)

See Notes to Schedule of Investments

                                                                                                                   DECEMBER 31, 2007

SCHEDULE OF INVESTMENTS Tax-Exempt Master Series cont'd
-------------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT                                                          RATING                    VALUE ++
($000's omitted)             SECURITY @@                             Moody's     S&P           ($000's omitted)
             24,300  Houston Texas Utils Sys. Rev. (Merlots),
                     Ser. 2004-B17, (MBIA Insured), 3.50%, due
                     1/2/08                                                      A-1+              24,300(u)(v)
             29,520  JP Morgan Chase & Co. (Putters), Ser.
                     2007-2383P, (LOC: JP Morgan Chase), 3.59%,
                     due 1/3/08                                                                    29,520(u)
              5,270  Lufkin Hlth. Fac. Dev. Corp. Hlth. Sys. Ref.
                     Rev. (Mem. Hlth. Sys. East Texas), Ser.
                     1998, 5.70%, due 2/15/28 Pre-Refunded 2/15/08                                  5,449(B)
              9,935  McKinney Independent Sch. Dist. (Floaters),
                     Ser. 2006-26TP, (PSF Insured), 3.48%, due
                     1/3/08                                                                         9,935(u)(x)
              7,995  Muni. Sec. Trust Cert. G.O., Ser. 2007-312A,
                     (LOC: Bear Stearns), 3.52%, due 1/3/08          VMIG1                          7,995(n)(u)
              3,775  Muni. Sec. Trust Cert. G.O., Ser. 2006-279A,
                     (PSF Insured), 3.54%, due 1/3/08                VMIG1                          3,775(n)(u)(e)
             14,860  Muni. Sec. Trust Cert. G.O., Ser. 2007-338A,
                     (PSF Insured), 3.54%, due 1/3/08                VMIG1                         14,860(n)(u)(e)
              9,520  Muni. Sec. Trust Cert. G.O. (McLennan Co.
                     Junior College), Ser. 2007-315A, (FSA
                     Insured), 3.52%, due 1/3/08                     VMIG1                          9,520(n)(u)(e)
             29,740  MuniTOPS II Trust, Ser. 2007-63, (PSF
                     Insured), 3.49%, due 1/3/08                                                   29,740(u)(c)
             22,695  MuniTOPS II Trust, Ser. 2007-67, (PSF
                     Insured), 3.49%, due 1/3/08                                                   22,695(n)(u)(c)
                 15  North Texas Thruway Au. Dallas North Thruway
                     Sys. Rev., (FGIC Insured), Ser. 2005 C,
                     3.50%, due 1/2/08                               VMIG1       A-1                   15(u)(j)
              6,085  Northside Texas Independent Sch. Dist., Ser.
                     2007-BR03, (PSF Insured), 3.50%, due 1/2/08                 A-1+               6,085(u)(v)
              5,750  Puttable Floating Option Tax Exempt
                     Receipts, Ser. 2007, (MBIA Insured), 3.70%,
                     due 1/3/08                                                                     5,750(u)(r)
              8,190  Puttable Floating Option Tax Exempt Receipts
                     (Lampasasa), Ser. 2007-4309, (PSF Insured),
                     3.59%, due 1/3/08                                                              8,190(u)(r)
              9,230  Puttable Floating Option Tax Exempt Receipts
                     (Leander Sch. Dist.), Ser. 2007-256, (PSF
                     Insured), 3.60%, due 1/3/08                                                    9,230(u)(r)
              7,500  Redeemable River Ed. Fin.  Rev. (Parish Day
                     Sch. Proj.), Ser. 2001 A, (LOC: Allied Irish
                     Bank), 3.46%, due 1/2/08                        VMIG1                          7,500(u)(B)
              5,095  San Antonio Wtr. Rev., Ser. 2006-7028, (MBIA
                     Insured), 3.50%, due 1/3/08                     VMIG1                          5,095(u)(i)
             75,000  Texas Muni. Gas Acquisition & Supply Corp. I
                     Gas Supply Rev., Ser. 2007-2132, (LOC:
                     Morgan Stanley), 3.60%, due 1/3/08                          A-1+              75,000(u)
             20,525  Texas Muni. Gas Acquisition & Supply Corp.
                     II Gas Supply Rev., Ser. 2007-10014, (LOC:
                     Dexia Credit Locale de France), 3.57%, due
                     1/3/08                                          VMIG1       A-1+              20,525(u)
              3,520  Univ. of Texas Univ. Rev., Ser. 2007-1080,
                     (LOC: Citigroup Global Markets), 3.50%, due
                     1/3/08                                          VMIG1                          3,520(u)
             15,500  West Side Calhoun Co. Dev. Corp. (Sohio
                     Chem. Co. Proj.), Ser. 1985, 3.75%, due
                     1/2/08                                                      A-1+              15,500(u)
              9,955  West Univ. Place (Spears), Ser. 2006-DB197,
                     (FGIC Insured), 3.49%, due 1/3/08                           A-1+               9,955(u)(k)
                                                                                                  483,889

UTAH (2.5%)
              4,800  Central Wtr. Conservancy Dist. G.O., Ser.
                     1998 E, (AMBAC Insured), 3.48%, due 1/2/08      VMIG1       A-1+               4,800(u)(p)
              2,950  Lehi Elec. Util. Rev., Ser. 2005, (FSA
                     Insured), 3.52%, due 1/2/08                                                    2,950(u)(l)
             14,000  Murray City Hosp. Rev. (IHC Hlth. Svc.,
                     Inc.), Ser. 2003 D, 3.70%, due 1/2/08                       A-1+              14,000(u)(B)

See Notes to Schedule of Investments

                                                                                                                   DECEMBER 31, 2007

SCHEDULE OF INVESTMENTS Tax-Exempt Master Series cont'd
-------------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT                                                          RATING                    VALUE ++
($000's omitted)             SECURITY @@                             Moody's     S&P           ($000's omitted)
             11,600  Murray City Hosp. Rev. (IHC Hlth. Svc.,
                     Inc.), Ser. 2005 A, (LOC: JP Morgan Chase),
                     3.75%, due 1/2/08                               VMIG1       A-1+              11,600(u)
             12,000  Riverton Hosp. Rev. (Putters), Ser.
                     2007-1762, (LOC: JP Morgan Chase), 3.48%,
                     due 1/3/08                                      VMIG1                         12,000(u)
              3,165  Utah Trans. Au. Sales Tax Rev. (Floaters),
                     Ser. 2007-63Z, (MBIA Insured), 3.49%, due
                     1/3/08                                                                         3,165(u)(m)
              7,650  Utah Wtr. Fin. Agcy. Rev. (Floaters), Ser.
                     2005-2740, (AMBAC Insured), 3.70%, due
                     1/3/08                                                                         7,650(u)(r)
              1,200  Weber Co. Utah Hosp. Rev. (IHC hlth. Svcs.,
                     Inc.), Ser. 2000 B, (LOC: Landesbank
                     Hessen-Thveringen Girozentrole), 3.75%, due
                     1/2/08                                          VMIG1       A-1+               1,200(u)(B)
                                                                                                   57,365

VERMONT (0.0%)
                195  Vermont Ed. & Hlth. Bldg. Fin. Agcy. Rev.
                     (Northeastern Hosp.), Ser. 2004 A, (LOC: TD
                     Banknorth N.A.), 3.70%, due 1/2/08              VMIG1                            195(u)(B)

VIRGINIA (1.0%)
              7,500  ABN Amro Munitops. Cert. Trust Rev., Ser.
                     2005-48, (LOC: Bank of America), 3.49%, due
                     1/3/08                                          VMIG1                          7,500(n)(u)
              6,975  BB&T Muni. Trust Var. St. (Floaters), Ser.
                     2007-1006, (LOC: Branch Banking & Trust
                     Co.), 3.60%, due 1/3/08                         VMIG1                          6,975(u)
              9,070  Norfolk Parking Sys. Rev., Ser. 2007-10261,
                     (AMBAC Insured), 3.49%, due 1/3/08              VMIG1       A-1                9,070(u)(p)
                                                                                                   23,545

WASHINGTON (4.1%)
              3,750  DFA Muni Trust Var. St. (Floaters), Ser.
                     2007-3003, (FSA Insured), 3.49%, due 1/3/08                                    3,750(u)(j)
              3,700  Everett Pub. Fac. Dist. Proj. Rev., Ser.
                     2007, (LOC: Dexia Credit Locale de France),
                     3.80%, due 1/2/08                                           A-1+               3,700(u)
              4,622  King Co. Swr. Rev. (Floaters), Ser.
                     2005-1091, (FSA Insured), 3.50%, due 1/3/08                                    4,622(u)(s)
              6,885  Muni. Sec. Trust Cert. G.O., Ser. 2007-300A,
                     (FGIC Insured), 3.57%, due 1/3/08               VMIG1                          6,885(n)(u)(e)
              5,320  Muni. Sec. Trust Cert. G.O., Ser. 2007-301A,
                     (AMBAC Insured), 3.57%, due 1/3/08              VMIG1                          5,320(n)(u)(e)
             12,325  NJB Prop. Lease Rev., Ser. 2007-9153, (LOC:
                     Citigroup Global Markets), 3.50%, due 1/3/08                A-1+              12,325(u)
             12,320  NJB Prop. Lease Rev., Ser. 2007-9152, (LOC:
                     Citigroup Global Markets), 3.50%, due 1/3/08                A-1+              12,320(u)
              3,165  Pierce Co. Sch. Dist. Number 010 (Tacoma)
                     G.O. (Floaters), Ser. 2005-3316, (FSA
                     Insured), 3.70%, due 1/3/08                     VMIG1                          3,165(u)(r)
             11,140  Pierce Co. Sch. Dist. Number 403 (Bethel)
                     G.O. (Floaters), Ser. 2003-1647, (FGIC
                     Insured), 3.59%, due 1/3/08                                                   11,140(u)(r)
              2,607  Port of Seattle Rev. (Floaters), Ser.
                     2002-739D, (FGIC Insured), 3.67%, due 1/3/08                A-1+               2,607(u)(s)
              7,745  Seattle Museum Dev. Au. Spec. Oblig. Rev.
                     (Merlots), Ser. 2005-D03, (LOC: Wachovia
                     Bank & Trust Co.), 3.50%, due 1/2/08                        A-1+               7,745(u)
             17,000  Washington St. Hlth. Care Fac. Au. Rev.
                     (Swedish Hlth. Svcs.), Ser. 2006, (LOC:
                     Citibank, N.A.), 3.56%, due 1/2/08              VMIG1       A-1+              17,000(u)(B)
              1,000  Washington St. Hsg. Fin. Commission
                     Non-Profit Rev. (St. Vincent de Paul Proj.),
                     Ser. 2000 A, (LOC: Wells Fargo Bank & Trust
                     Co.), 3.46%, due 1/3/08                                     A-1+               1,000(u)(B)

See Notes to Schedule of Investments

                                                                                                                   DECEMBER 31, 2007

SCHEDULE OF INVESTMENTS Tax-Exempt Master Series cont'd
-------------------------------------------------------
(UNAUDITED)


PRINCIPAL AMOUNT                                                          RATING                    VALUE ++
($000's omitted)             SECURITY @@                             Moody's     S&P           ($000's omitted)
              1,900  Washington St. Hsg. Fin. Commission
                     Non-Profit Rev. (Tacoma Art Museum Proj.),
                     Ser. 2002, (LOC: Northern Trust Co.), 3.80%,
                     due 1/2/08                                      VMIG1                          1,900(u)(B)
                                                                                                   93,479

WISCONSIN (4.0%)
              1,560  Appleton Waterworks Rev., Ser. 2007 A, (MBIA
                     Insured), 4.00%, due 1/1/08                                                    1,560
             19,310  Eclipse Funding Trust Var. St. (Solar
                     Eclipse-Wisconsin St.), Ser. 2007-0004, (FSA
                     Insured), 3.48%, due 1/3/08                                 A-1+              19,310(u)(uu)
              6,480  Muni. Sec. Trust Cert. G.O., Ser. 2007-335,
                     (LOC: Bear Stearns), 3.52%, due 1/3/08          VMIG1                          6,480(n)(u)
              1,095  New Richmond Sch. Dist. BANS, Ser. 2007,
                     4.13%, due 6/6/08                               MIG1                           1,096
             19,945  Puttable Floating Option Tax Exempt Receipts
                     (Floaters), Ser. 2007-4391, (LOC: Dexia
                     Credit Locale de France), 3.57%, due 1/3/08     VMIG1                         19,945(u)
              7,900  Puttable Floating Option Tax Exempt Receipts
                     (Floaters), Ser. 2007-545, (MBIA Insured),
                     3.61%, due 1/3/08                                                              7,900(u)(r)
                500  Wisconsin St. Hlth. & Ed. Fac. Au. Rev.
                     (Alverno College Proj.), Ser. 1997, (LOC:
                     Allied Irish Bank), 3.80%, due 1/2/08           VMIG1                            500(u)(B)
              4,125  Wisconsin St. Hlth. & Ed. Fac. Au. Rev.
                     (Blood Ctr.), Ser. 1994 A, (LOC: Marshall &
                     Ilsley), 3.43%, due 1/2/08                                  A-1                4,125(u)(B)
              3,145  Wisconsin St. Hlth. & Ed. Fac. Au. Rev.
                     (Concordia Univ. of Wisconsin, Inc. Proj.),
                     Ser. 2006, (LOC: Marshall & Ilsley), 3.52%,
                     due 1/3/08                                                                     3,145(u)(B)
              3,175  Wisconsin St. Hlth. & Ed. Fac. Au. Rev.
                     (Edgewood College), Ser. 2006, (LOC: U.S.
                     Bank), 3.80%, due 1/2/08                                    A-1+               3,175(u)(B)
              8,090  Wisconsin St. Hlth. & Ed. Fac. Au. Rev.
                     (Floaters), Ser. 2003-858, (MBIA Insured),
                     3.51%, due 1/3/08                                                              8,090(u)(p)
              1,400  Wisconsin St. Hlth. & Ed. Fac. Au. Rev.
                     (Fort Healthcare, Inc.), Ser. 2007 A, (LOC:
                     JP Morgan Chase), 3.78%, due 1/2/08                         A-1+               1,400(u)(B)
             10,200  Wisconsin St. Hlth. & Ed. Fac. Au. Rev.
                     (Gundersen Lutheran), Ser. 2000 B, (FSA
                     Insured), 3.78%, due 1/2/08                                 A-1+              10,200(u)(B)(l)
                860  Wisconsin St. Hlth. & Ed. Fac. Au. Rev.
                     (Gundersen Lutheran), Ser. 2000 A, (FSA
                     Insured), 3.78%, due 1/2/08                                 A-1+                 860(u)(B)(l)
              1,400  Wisconsin St. Hlth. & Ed. Fac. Au. Rev.
                     (Lutheran College Proj.), Ser. 2003, (LOC:
                     U.S. Bank), 3.80%, due 1/2/08                               A-1+               1,400(u)(B)
                935  Wisconsin St. Hlth. & Ed. Fac. Au. Rev.
                     (Riverview Hosp. Assoc.), Ser. 2001, (LOC:
                     U.S. Bank), 3.80%, due 1/2/08                               A-1+                 935(u)(B)

                                                                                                   90,121

                     TOTAL INVESTMENTS (109.1%)                                                 2,484,085

                     Liabilities, less cash, receivables and other assets [(9.1%)]              (207,492)

                     TOTAL NET ASSETS (100.0%)                                                 $2,276,593


See Notes to Schedule of Investments

                                                                                                                   DECEMBER 31, 2007

SCHEDULE OF INVESTMENTS Treasury Master Series
----------------------------------------------
(UNAUDITED)








PRINCIPAL
AMOUNT                                                                                    RATING                   VALUE(tt)
($000's omitted)                                                                      Moody's     S&P    $000's omitted)
U.S. TREASURY SECURITIES-BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. GOVERNMENT (2.5%)
        10,000    U.S. Treasury Notes, 3.00%, due 2/15/08                             TSY         TSY            9,976
        25,000    U.S. Treasury Notes, 4.63%, due 3/31/08                             TSY         TSY           24,976
                  TOTAL U.S. TREASURY SECURITIES-BACKED BY THE FULL FAITH AND CREDIT OF
                  THE U.S. GOVERNMENT                                                                           34,952

REPURCHASE AGREEMENTS (93.2%)
       275,000    Bank of America Repurchase Agreement, 1.00%, due 1/2/08, dated
                  12/31/07, Maturity Value $275,015,278, Collateralized by
                  $132,068,000, U.S. Treasury Notes, 2.38%-8.75%, due 7/15/10-
                  1/15/25, and $228,793,416 U.S. Treasury Strips, due 5/15/2021
                  (Collateral Value $280,500,000)                                                              275,000
       100,000    Barclays Capital Repurchase Agreement, 1.80%, due 1/2/08, dated
                  12/31/07, Maturity Value $100,010,000, Collateralized by
                  $87,391,000, U.S. Treasury Notes, 1.63% & 8.75%, due 1/15/15 &
                  5/15/20, (Collateral Value $102,000,509)                                                     100,000
       275,000    Fortis Financial Repurchase Agreement, 1.85%, due 01/02/08,
                  dated 12/31/07, Maturity Value $275,028,264, Collateralized by
                  $467,201,000, U.S. Treasury Strips, due 5/15/16 & 11/15/21
                  (Collateral Value $280,500,567)                                                              275,000
       275,000    Goldman Sachs Repurchase Agreement, 1.10%, due 1/2/08, dated
                  12/31/07, Maturity Value $275,016,806, Collateralized by
                  $233,555,000, U.S. Treasury Notes, 5.00% & 7.50%, due 07/31/08
                  & 11/15/2016 (Collateral Value $280,500,307)                                                 275,000
       274,800    Merrill Lynch Repurchase Agreement, 1.00%, due 1/2/08, dated
                  12/31/07, Maturity Value $274,815,267, Collateralized by
                  $265,171,000, U. S. Treasury Notes, 4.87% & 5.13%, due 1/31/09
                  & 5/15/16 (Collateral Value $280,299,678)                                                    274,800
       100,000    Morgan Stanley Repurchase Agreement, 1.25%, due 01/02/08, dated
                  12/31/07, Maturity Value $100,006,944, Collateralized by
                  $196,808,000, U.S. Treasury Strips, due 8/15/21 - 2/15/22
                  (Collateral Value $102,000,203)                                                              100,000

                  TOTAL REPURCHASE AGREEMENTS                                                                1,299,800

                  TOTAL INVESTMENTS (95.7%)                                                                  1,334,752

                  Cash, receivables and other assets, less liabilities (4.3%)                                   60,367

                  TOTAL NET ASSETS (100.0%)                                                                  $1,395,119







See Notes to Schedule of Investments

                                                  DECEMBER 31, 2007 (UNAUDITED)


NOTES TO SCHEDULE OF INVESTMENTS Institutional Liquidity Trust
--------------------------------------------------------------
(tt) Investment securities are valued at amortized cost, which approximates U.S. federal income tax cost.


(@@) Municipal securities held by Municipal Master Series and Tax-Exempt Master Series are within the two highest rating categories assigned by a nationally recognized statistical rating organization ("NRSRO") such as Moody's Investors Service, Inc. or Standard & Poor's or, where not rated, are determined by the master series' investment manager to be of comparable quality. Approximately 94.6% and 92.5% of the municipal securities held by Municipal Master Series and Tax-Exempt Master Series, respectively, have credit enhancement features backing them, which the funds may rely on, such as letters of credit, insurance, or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of the fund. Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Puttable bonds give the funds the right to sell back the issue on the date specified.

(n) Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be liquid. At December 31, 2007, these securities amounted to approximately $1,378,373,000 or 47.1% of net assets for Money Market Master Series, approximately $15,680,000 or 2.7% of net assets for Municipal Master Series, approximately $997,053,000 or 9.3% of net assets for Prime Master Series and approximately $295,155,000 or 13.0% of net assets for Tax Exempt Master Series

(B)    Security is guaranteed by the corporate or non-profit obligor.

(u) Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of December 31, 2007.

(b) Security is subject to a guarantee provided by Banco Santander, backing 100% of the total principal.

(c) Security is subject to a guarantee provided by Bank of America, backing 100% of the total principal.

(d) Security is subject to a guarantee provided by Bank of New York, backing 100% of the total principal.

(e) Security is subject to a guarantee provided by Bear Stearns, backing 100% of the total principal.

(g) Security is subject to a guarantee provided by Chase Bank, backing 100% of the total principal.

(h) Security is subject to a guarantee provided by Citibank, N.A., backing 100% of the total principal.

(i) Security is subject to a guarantee provided by Citigroup Global Markets, backing 100% of the total principal.

(j) Security is subject to a guarantee provided by Depfa Bank PLC, backing 100% of the total principal.

(k) Security is subject to a guarantee provided by Deutsche Bank, backing 100% of the total principal.

(l) Security is subject to a guarantee provided by Dexia Credit Locale de France, backing 100% of the total principal.

(m) Security is subject to a guarantee provided by Goldman Sachs, backing 100% of the total principal.

(oo) Security is subject to a guarantee provided by JP Morgan Chase, backing 100% of the total principal.

(p) Security is subject to a guarantee provided by Landesbank Hessen-Thveringen Girozentrale, backing 100% of the total principal.

(q) Security is subject to a guarantee provided by Lloyd's Bank, backing 100% of the total principal.

(r) Security is subject to a guarantee provided by Merrill Lynch Capital Markets, backing 100% of the total principal.

(s) Security is subject to a guarantee provided by Morgan Stanley, backing 100% of the total principal.

(t) Security is subject to a guarantee provided by Societe Generale, backing 100% of the total principal.

(uu) Security is subject to a guarantee provided by U.S. Bank, backing 100% of the total principal.

(v) Security is subject to a guarantee provided by Wachovia Bank & Trust Co., backing 100% of the total principal.

(w) Security is subject to a guarantee provided by Wescorp Credit Union, backing 100% of the total principal.

(y) Security is subject to a guarantee provided by KBC Bank, backing 50% of the total principal and Landesbank Baden-Wurttemberg, backing 50% of the total principal.

(aa) Security is subject to a guarantee provided by Natixis, NY, backing 100% of the total principal.

(#) Illiquid security cannot be expected to be sold or disposed of within seven days in the ordinary course of business for approximately the amount at which the Fund has valued the security. At December 31, 2007, these securities amounted to $25,000,000 or 0.86% of net assets for Money Market Master Series and $50,000,000 or 0.47% of net assets for Prime Master Series.




For information on the Master Series' significant accounting policies, please refer to the Master Series' most recent financial statements.

Government Reserves Master Series, Treasury Reserves Master Series, Municipal Master Series and Tax-Exempt Master Series

The funds were not operational and had no assets at the close of the reporting period.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Institutional Liquidity Trust


By: /s/ Peter E. Sundman
   --------------------------------------
     Peter E. Sundman
     Chief Executive Officer

Date:


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By: /s/ Peter E. Sundman
   --------------------------------------
     Peter E. Sundman
     Chief Executive Officer

Date:

By: /s/ John M. McGovern
   --------------------------------------
     John M. McGovern
     Treasurer and Principal Financial
      and Accounting Officer

Date: